Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund	March 31, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 155.2% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 34.2%
AAdvantage Loyalty IP Ltd. 5.500% (LIBOR03M + 4.750%) due 04/20/2028 ~		$4,700	$4,769
Air Canada 4.250% (LIBOR03M + 3.500%) due 08/11/2028 ~		2,800	2,776
Alorica, Inc. 7.006% (LIBOR03M + 6.000%) due 12/11/2025 «~		10,363	10,170
AP Core Holdings II, LLC 6.250% (LIBOR03M + 5.500%) due 09/01/2027 ~		17,187	17,113
Caesars Resort Collection LLC 3.207% (LIBOR03M + 2.750%) due 12/23/2024 ~		17,681	17,615
Carnival Corp.
3.750% (EUR003M + 3.750%) due 06/30/2025 ~	EUR	5,517	6,032
4.000% (LIBOR03M + 3.250%) due 10/18/2028 ~		$3,929	3,847
Casino Guichard-Perrachon SA 4.000% (EUR003M + 4.000%) due 08/31/2025 ~	EUR	9,200	9,921
Cassini SAS TBD% due 03/28/2026		16,268	14,690
Cengage Learning, Inc. 5.750% (LIBOR03M + 4.750%) due 07/14/2026 ~		$8,653	8,602
Clear Channel Outdoor Holdings, Inc. 3.799% (LIBOR03M + 3.500%) due 08/21/2026 ~		8,826	8,692
Comexposium 1.000% due 03/28/2026		6,732	6,182
Coty, Inc.
2.365% (LIBOR03M + 2.250%) due 04/07/2025 ~		2,081	2,035
2.500% (EUR003M + 2.500%) due 04/07/2025 ~	EUR	10,023	10,866
DirecTV Financing LLC 5.750% (LIBOR03M + 5.000%) due 08/02/2027 ~		$5,253	5,254
Enterprise Merger Sub, Inc. 4.207% (LIBOR03M + 3.750%) due 10/10/2025 ~		127,714	85,888
Exgen Texas Power LLC 7.750% (LIBOR03M + 6.750%) due 10/08/2026 «~		38,256	38,254
Fintrax International Holdings Ltd 5.250% (EUR003M + 5.250%) due 12/18/2026 ~	EUR	2,569	2,842
Forest City Enterprises LP 3.957% (LIBOR03M + 3.500%) due 12/08/2025 ~		$209	208
Forest Park Corp. 5.780% due 12/11/2024 «		395	418
Franklin U.K. Bidco Ltd. 5.250% (EUR003M + 5.250%) due 12/18/2026 ~	EUR	3,823	4,229
Frontier Communications Corp. 4.813% (LIBOR03M + 3.750%) due 05/01/2028 ~		$3,777	3,722
Gateway Casinos & Entertainment Ltd.
8.750% (LIBOR03M + 8.000%) due 10/15/2027 ~		54,482	54,533
8.750% due 10/18/2027 «	CAD	11,916	9,556
Gibson Brands, Inc. 5.750% (LIBOR03M + 5.000%) due 08/11/2028 «~		$6,100	6,001
GIP Blue Holding LP 5.506% (LIBOR03M + 4.500%) due 09/29/2028 ~		4,686	4,679
Instant Brands Holdings, Inc. 5.750% (LIBOR03M + 5.000%) due 04/12/2028 ~		7,794	7,287
Intelsat Jackson Holdings SA
4.920% due 02/01/2029		14,615	14,399
Kronos Acquisition Holdings, Inc. 7.000% due 12/22/2026		14,000	13,936
Lealand Finance Co. BV 3.457% (LIBOR03M + 3.000%) due 06/28/2024 «~		171	107
Lealand Finance Co. BV (1.475% Cash and 3.000% PIK) 4.475% (LIBOR03M + 1.000%) due 06/30/2025 ~(c)		2,343	1,136
LifeMiles Ltd. 6.250% (LIBOR03M + 5.250%) due 08/30/2026 ~		7,323	7,243
Merrill Lynch Mortgage Investors Trust TBD% due 06/01/2022 «(j)		8,458	8,380
Montgomery Plaza Apartments 5.900% due 11/11/2024 «		446	472
NAC Aviation 29 DAC
TBD% - 0.500% due 06/27/2022		21,300	13,525
2.854% (LIBOR03M + 2.350%) due 06/11/2023 «~		5,109	3,295
2.876% (LIBOR03M + 2.372%) due 06/08/2022 «~		4,391	2,832
9.000% due 09/16/2022 «		4,872	4,978

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	March 31, 2022 (Unaudited)

Otterham Property Finance Designated Activity Co. 3.000% (EUR003M + 3.000%) due 09/03/2026 «~(j)	EUR	19,944	22,027
Park Springs Apartments 7.000% due 02/01/2023 «		$1,702	1,739
Press Ganey (Azalea Topco) TBD% - 3.957% (LIBOR03M + 3.500%) due 07/24/2026 ~		176	174
Preylock Reitman Santa Cruz LLC 6.500% (LIBOR03M + 5.500%) due 11/09/2022 «~(j)		7,900	7,795
Profrac Services LLC 9.500% due 03/04/2025 «		23,000	22,647
Project Anfora Senior 2.750% (EUR003M + 2.750%) due 10/01/2026 «~(j)	EUR	36,393	39,241
Project Quasar Pledgco SLU 3.250% (EUR003M + 3.250%) due 03/15/2026 «~		17,092	18,755
Promotora de Informaciones SA 6.000% (EUR003M + 6.000%) due 11/30/2022 ~		56,373	60,544
PUG LLC 3.957% (LIBOR03M + 3.500%) due 02/12/2027 ~		$70	69
Quantum Bidco Ltd. 6.505% due 01/29/2028 «	GBP	7,000	9,000
Redstone Holdco 2 LP 8.500% (LIBOR03M + 7.750%) due 04/27/2029 ~		$6,000	5,535
Rising Tide Holdings, Inc. 9.000% (LIBOR03M + 8.250%) due 05/25/2029 ~		2,779	2,619
Royal Caribbean Cruises Ltd. TBD% due 10/12/2022		22,400	21,980
Sasol Ltd. 0.560% - 1.803% (LIBOR03M + 1.600%) due 11/23/2022 «~µ		11,523	11,289
Scientific Games International, Inc. 3.207% (LIBOR03M + 2.750%) due 08/14/2024 ~		1,781	1,775
Sequa Mezzanine Holdings LLC 7.750% (LIBOR03M + 6.750%) due 11/28/2023 ~		42,365	42,458
Sequa Mezzanine Holdings LLC (11.750% Cash) 11.750% (LIBOR03M + 10.750%) due 04/28/2024 ~		19,946	19,834
Sigma Bidco BV 3.750% (WIBOR03M + 3.500%) due 07/02/2025 ~	PLN	31,527	6,509
Softbank Vision Fund 5.000% due 12/21/2025 «		$36,254	36,254
Steenbok Lux Finco 1 SARL (10.000% PIK) 10.000% (LIBOR03M) due 12/31/2022 ~ (c)	EUR	38,324	34,421
Steenbok Lux Finco 2 SARL (10.750% PIK) 10.750% (EUR003M) due 12/29/2022 ~(c)		64,212	61,711
Steenbok Lux Finco 2 SARL (7.875% PIK) 7.875% (EUR003M + 7.875%) due 12/29/2022 ~(c)		10,993	12,467
Stillwater Development LLC 5.520% due 05/01/2024 «		$812	817
Stillwater Partners LLC 5.520% due 05/01/2024 «		417	419
Sunseeker International Ltd. TBD% - 6.496% (LIBOR03M + 5.500%) due 10/31/2028 «~µ		31,800	31,717
Syniverse Holdings, Inc.
6.000% (LIBOR03M + 5.000%) due 03/09/2023 ~		49,322	48,064
10.000% (LIBOR03M + 9.000%) due 03/11/2024 ~		14,841	14,145
Team Health Holdings, Inc. 3.750% (LIBOR03M + 2.750%) due 02/06/2024 ~		43,720	41,763
Telemar Norte Leste SA 1.750% (LIBOR03M + 1.750%) due 02/26/2035 «~		79,362	31,348
U.S. Renal Care, Inc. 5.250% (LIBOR03M + 5.000%) due 06/26/2026 ~		6,352	5,865
United Airlines, Inc. 4.500% (LIBOR03M + 3.750%) due 04/21/2028 ~		2,482	2,457
Veritas U.S., Inc. 6.006% (LIBOR03M + 5.000%) due 09/01/2025 ~		8,648	8,137
Viad Corp. 5.500% (LIBOR03M + 5.000%) due 07/30/2028 «~		6,269	6,206
Walgreens
5.890% due 03/01/2025 «		1,087	1,141
6.000% due 03/06/2030 «		671	776
Westmoreland Mining Holdings LLC (15.000% PIK) 15.000% due 03/15/2029 (c)		8,310	3,165
Windstream Services LLC 7.250% (LIBOR03M + 6.250%) due 09/21/2027 ~		7,009	6,977

Total Loan Participations and Assignments (Cost $1,102,101)			1,058,324

CORPORATE BONDS & NOTES 42.5%
BANKING & FINANCE 10.0%
ADLER Real Estate AG
1.875% due 04/27/2023	EUR	1,000	1,053
3.000% due 04/27/2026 (l)		1,100	1,113
Ally Financial, Inc. 8.000% due 11/01/2031		$2	2

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	March 31, 2022 (Unaudited)

Asteroid Private Merger Sub, Inc. 8.500% due 11/15/2029 (l)		4,400	4,276
Banca Monte dei Paschi di Siena SpA
1.875% due 01/09/2026 (l)	EUR	33,141	33,340
2.625% due 04/28/2025 (l)		20,390	21,316
3.625% due 09/24/2024 (l)		4,664	4,998
5.375% due 01/18/2028 •(l)		9,818	7,187
8.000% due 01/22/2030 •(l)		10,800	8,140
8.500% due 09/10/2030 •(l)		500	388
10.500% due 07/23/2029 (l)		17,253	14,057
Banco de Credito del Peru SA 4.650% due 09/17/2024	PEN	1,300	340
Barclays PLC
5.875% due 09/15/2024 •(h)(i)(l)	GBP	1,200	1,585
6.375% due 12/15/2025 •(h)(i)(l)		650	884
7.125% due 06/15/2025 •(h)(i)(l)		4,100	5,680
7.750% due 09/15/2023 •(h)(i)(l)		$2,410	2,504
8.000% due 06/15/2024 •(h)(i)(l)		250	265
Claveau Re Ltd. 17.758% (T-BILL 3MO + 17.250%) due 07/08/2028 ~(l)		3,400	3,175
Corestate Capital Holding SA 3.500% due 04/15/2023 (l)	EUR	5,400	4,271
Corsair International Ltd.
4.850% due 01/28/2027 «•		2,300	2,413
5.200% due 01/28/2029 «•		1,300	1,361
Country Garden Holdings Co. Ltd.
3.875% due 10/22/2030		$300	206
6.150% due 09/17/2025 (l)		1,000	780
Credit Suisse Group AG
7.250% due 09/12/2025 •(h)(i)(l)		200	202
7.500% due 07/17/2023 •(h)(i)(l)		200	204
Doric Nimrod Air Alpha Pass-Through Trust 5.250% due 05/30/2025 (l)		1,961	1,948
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust 5.125% due 11/30/2024 (l)		129	128
Fairfax India Holdings Corp. 5.000% due 02/26/2028 (l)		13,200	13,069
Farringdon Mortgages 4.080% due 07/15/2047	GBP	5,675	4,956
FloodSmart Re Ltd.
14.088% (T-BILL 3MO + 13.000%) due 03/01/2024 ~(l)		$2,246	2,227
17.838% (T-BILL 3MO + 16.750%) due 03/01/2024 ~(l)		643	614
Huarong Finance Co. Ltd.
3.375% due 02/24/2030 (l)		1,200	1,040
3.625% due 09/30/2030 (l)		1,400	1,232
3.875% due 11/13/2029 (l)		800	727
4.250% due 11/07/2027 (l)		300	286
4.500% due 05/29/2029 (l)		1,200	1,136
4.625% due 06/03/2026 (l)		400	392
4.750% due 04/27/2027 (l)		1,100	1,078
4.950% due 11/07/2047 (l)		600	483
Intelsat Jackson Holdings SA
5.500% due 08/01/2023 «		36,644	0
8.500% due 10/15/2024 «		30,492	0
9.750% due 07/15/2025 «		3,268	0
Jefferson Capital Holdings LLC 6.000% due 08/15/2026 (l)		6,400	6,117
NAC Aviation 29 DAC
4.790% due 02/27/2024 «(j)		1,022	723
4.920% due 02/27/2026 «(j)		21,663	15,372
6.580% due 03/14/2025 «(j)		4,334	3,280
Natwest Group PLC 8.000% due 08/10/2025 •(h)(i)(l)		6,325	6,879
Navient Corp. 5.625% due 01/25/2025 (l)		139	136
Piper Sandler Cos. 5.200% due 10/15/2023		2,900	2,886
Sanders Re Ltd. 12.040% (SOFRRATE + 11.750%) due 04/09/2029 «~		6,399	6,399
Seazen Group Ltd.
4.450% due 07/13/2025 (l)		200	122
6.150% due 04/15/2023 (l)		200	151
Sunac China Holdings Ltd. 7.000% due 07/09/2025 (l)		300	73
Toll Road Investors Partnership LP 0.000% due 02/15/2043 (g)		88,539	26,280
Unique Pub Finance Co. PLC
5.659% due 06/30/2027 (l)	GBP	1,153	1,633
7.395% due 03/28/2024 (l)		1,680	2,314
Uniti Group LP
6.000% due 01/15/2030 (l)		$24,136	21,772
7.875% due 02/15/2025 (l)		40,204	41,820
Voyager Aviation Holdings LLC 8.500% due 05/09/2026 (l)		22,311	20,722

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	March 31, 2022 (Unaudited)

XP, Inc. 3.250% due 07/01/2026 (l)		2,400	2,276

			308,011

INDUSTRIALS 23.7%
Air Canada 3.875% due 08/15/2026 (l)		1,100	1,039
Altice Financing SA 5.750% due 08/15/2029 (l)		11,126	10,130
Altice France Holding SA 10.500% due 05/15/2027 (l)		24,700	25,878
American Airlines, Inc.
5.500% due 04/20/2026 (l)		1,300	1,312
5.750% due 04/20/2029 (l)		4,200	4,190
BCP Modular Services Finance PLC 6.125% due 11/30/2028 (l)	GBP	4,700	5,882
Boeing Co.
5.705% due 05/01/2040 (l)		$2,172	2,433
5.805% due 05/01/2050 (l)		2,179	2,524
5.930% due 05/01/2060 (l)		3,679	4,262
Bombardier, Inc.
7.125% due 06/15/2026 (l)		13,500	13,246
7.500% due 12/01/2024 (l)		2,938	3,038
7.500% due 03/15/2025 (l)		6,516	6,557
Carnival Corp. 10.500% due 02/01/2026 (l)		700	780
CGG SA
7.750% due 04/01/2027 (l)	EUR	16,600	18,579
8.750% due 04/01/2027 (l)		$22,793	22,959
CommScope, Inc. 8.250% due 03/01/2027 (l)		2,058	2,004
Community Health Systems, Inc. 8.000% due 03/15/2026 (l)		5,637	5,877
Coty, Inc.
3.875% due 04/15/2026 (l)	EUR	15,510	16,735
5.000% due 04/15/2026 (l)		$17,869	17,433
Deluxe Corp. 8.000% due 06/01/2029 (l)		2,695	2,741
DISH DBS Corp.
5.250% due 12/01/2026 (l)		6,730	6,423
5.750% due 12/01/2028 (l)		14,480	13,729
Dufry One BV 2.000% due 02/15/2027 (l)	EUR	3,391	3,368
Endurance International Group Holdings, Inc. 6.000% due 02/15/2029 (l)		$5,700	4,928
Envision Healthcare Corp. 8.750% due 10/15/2026 (l)		4,230	2,045
Exela Intermediate LLC 11.500% due 07/15/2026		10	5
Ferroglobe PLC 9.375% due 12/31/2025 (j)(l)		15,204	15,595
First Quantum Minerals Ltd. 6.500% due 03/01/2024 (l)		1,150	1,159
Fresh Market, Inc. 9.750% due 05/01/2023		50	49
Frontier Communications Holdings LLC 6.000% due 01/15/2030 (l)		6,200	5,743
Full House Resorts, Inc. 8.250% due 02/15/2028 (l)		5,442	5,571
Greene King Finance PLC 2.866% (BP0003M + 2.080%) due 03/15/2036 ~	GBP	200	216
Grifols Escrow Issuer SA 3.875% due 10/15/2028 (l)	EUR	4,100	4,327
Hawaiian Brand Intellectual Property Ltd. 5.750% due 01/20/2026 (l)		$4,000	4,008
iHeartCommunications, Inc. 8.375% due 05/01/2027 (l)		7,440	7,702
Intelsat Jackson Holdings SA 6.500% due 03/15/2030 (l)		49,498	49,498
Melco Resorts Finance Ltd. 5.375% due 12/04/2029 (l)		700	597
MGM China Holdings Ltd.
4.750% due 02/01/2027 (l)		200	176
5.250% due 06/18/2025 (l)		400	368
5.875% due 05/15/2026 (l)		200	183
MPH Acquisition Holdings LLC 5.500% due 09/01/2028 (l)		4,296	4,127
National Collegiate Student Loan Trust 0.962% due 06/01/2045		50	44
NCL Corp. Ltd. 5.875% due 02/15/2027 (l)		8,020	7,910
Noble Corp. PLC (11.000% Cash or 15.000% PIK)
11.000% due 02/15/2028 (c)(l)		946	1,070
11.000% due 02/15/2028 (c)		633	716

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	March 31, 2022 (Unaudited)

Oi Movel SA 8.750% due 07/30/2026 (l)		6,536	6,678
Ortho-Clinical Diagnostics, Inc. 7.375% due 06/01/2025 (l)		230	237
Petroleos de Venezuela SA
5.375% due 04/12/2027 ^(d)		440	31
6.000% due 05/16/2024 ^(d)		650	46
6.000% due 11/15/2026 ^(d)		430	32
Petroleos Mexicanos
2.750% due 04/21/2027 (l)	EUR	2,700	2,648
5.950% due 01/28/2031 (l)		$9,529	8,809
6.500% due 03/13/2027		12	12
6.625% due 06/15/2035 (l)		8,400	7,544
6.700% due 02/16/2032 (l)		26,454	25,159
6.750% due 09/21/2047 (l)		23,799	19,390
6.950% due 01/28/2060 (l)		1,816	1,477
7.690% due 01/23/2050 (l)		190	166
Petrorio Luxembourg Trading Sarl 6.125% due 06/09/2026 (l)		2,500	2,505
Prosus NV
2.031% due 08/03/2032 (l)	EUR	500	452
3.832% due 02/08/2051 (l)		$11,500	8,409
4.027% due 08/03/2050 (l)		3,300	2,498
Range Resources Corp. 4.750% due 02/15/2030 (l)		600	597
Rolls-Royce PLC
1.625% due 05/09/2028 (l)	EUR	6,300	6,189
3.625% due 10/14/2025 (l)		$1,000	971
4.625% due 02/16/2026 (l)	EUR	300	350
Royal Caribbean Cruises Ltd.
9.125% due 06/15/2023 (l)		$1,100	1,147
10.875% due 06/01/2023 (l)		4,500	4,793
11.500% due 06/01/2025 (l)		4,234	4,657
Sabre Global, Inc. 7.375% due 09/01/2025 (l)		2,700	2,824
Schenck Process Holding GmbH 6.875% due 06/15/2023 (l)	EUR	4,280	4,742
Seagate HDD Cayman 4.091% due 06/01/2029 (l)		$2,700	2,625
Six Flags Theme Parks, Inc. 7.000% due 07/01/2025 (l)		400	418
Spirit AeroSystems, Inc. 3.950% due 06/15/2023 (l)		5,000	4,958
Stagwell Global LLC 5.625% due 08/15/2029 (l)		1,700	1,606
Studio City Co. Ltd. 7.000% due 02/15/2027 (l)		1,200	1,174
Studio City Finance Ltd. 5.000% due 01/15/2029 (l)		1,600	1,221
Topaz Solar Farms LLC
4.875% due 09/30/2039 (l)		3,089	3,282
5.750% due 09/30/2039 (l)		28,573	31,387
Transocean Pontus Ltd. 6.125% due 08/01/2025 (l)		85	84
Transocean, Inc.
7.250% due 11/01/2025 (l)		346	301
7.500% due 01/15/2026 (l)		190	165
8.000% due 02/01/2027 (l)		254	216
U.S. Renal Care, Inc. 10.625% due 07/15/2027 (l)		14,057	13,412
Univision Communications, Inc. 9.500% due 05/01/2025 (l)		900	946
Valaris Ltd. (8.250% Cash or 12.000% PIK) 8.250% due 04/30/2028 (c)(l)		6,627	6,875
Vale Overseas Ltd. 6.875% due 11/21/2036 (l)		781	944
Vale SA 3.202% due 12/29/2049 «~(h)	BRL	313,730	33,683
Veritas U.S., Inc. 7.500% due 09/01/2025 (l)		$13,000	12,349
Victors Merger Corp. 6.375% due 05/15/2029 (l)		2,100	1,723
Viking Cruises Ltd. 13.000% due 05/15/2025 (l)		26,287	29,258
Viking Ocean Cruises Ship Ltd. 5.625% due 02/15/2029 (l)		400	366
Wesco Aircraft Holdings, Inc. 10.500% due 11/15/2026 «		110,503	116,311
Windstream Escrow LLC 7.750% due 08/15/2028 (l)		30,862	31,469
Wynn Las Vegas LLC
5.250% due 05/15/2027 (l)		4,940	4,789
5.500% due 03/01/2025 (l)		5,430	5,438
Wynn Macau Ltd.
5.125% due 12/15/2029 (l)		400	340

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	March 31, 2022 (Unaudited)

5.500% due 01/15/2026 (l)		400	364
5.500% due 10/01/2027 (l)		400	347
5.625% due 08/26/2028 (l)		7,100	6,181

			731,751

UTILITIES 8.8%
DTEK Finance PLC (1.500% Cash and 3.500% PIK) 5.000% due 12/31/2027 (c)(l)		14,647	3,259
Eskom Holdings SOC Ltd.
6.750% due 08/06/2023 (l)		45,418	44,871
7.125% due 02/11/2025		4,674	4,527
FEL Energy SARL 5.750% due 12/01/2040 (l)		6,175	5,554
Genesis Energy LP 8.000% due 01/15/2027 (l)		4,200	4,325
NGD Holdings BV 6.750% due 12/31/2026		1,378	476
Odebrecht Offshore Drilling Finance Ltd. 6.720% due 12/01/2022 ^(l)		1,622	1,606
Oi SA 10.000% due 07/27/2025 (l)		37,042	28,100
Pacific Gas & Electric Co.
3.750% due 08/15/2042 (l)		26	21
4.000% due 12/01/2046		4	3
4.200% due 06/01/2041 (l)		4,400	3,835
4.250% due 03/15/2046 (l)		2,555	2,217
4.300% due 03/15/2045 (l)		1,575	1,345
4.400% due 03/01/2032 (l)		2,800	2,757
4.450% due 04/15/2042 (l)		3,732	3,318
4.500% due 07/01/2040 (l)		11,073	10,109
4.500% due 12/15/2041 (l)		368	330
4.550% due 07/01/2030 (l)		9,178	9,120
4.600% due 06/15/2043		20	18
4.750% due 02/15/2044 (l)		24,633	22,358
4.950% due 07/01/2050 (l)		16,566	15,668
5.250% due 03/01/2052 (l)		2,500	2,552
Peru LNG SRL 5.375% due 03/22/2030 (l)		20,662	18,325
Petrobras Global Finance BV
6.750% due 06/03/2050 (l)		18,212	17,918
6.850% due 06/05/2115 (l)		7,030	6,606
Rio Oil Finance Trust
8.200% due 04/06/2028 (l)		6,086	6,556
9.250% due 07/06/2024 (l)		2,781	2,917
Talen Energy Supply LLC
7.250% due 05/15/2027 (l)		12,270	11,485
7.625% due 06/01/2028 (l)		39,539	36,698
Transocean Phoenix 2 Ltd. 7.750% due 10/15/2024 (l)		1,000	1,009
Transocean Poseidon Ltd. 6.875% due 02/01/2027 (l)		6,143	6,092

			273,975

Total Corporate Bonds & Notes (Cost $1,384,132)			1,313,737

CONVERTIBLE BONDS & NOTES 1.6%
BANKING & FINANCE 0.6%
Corestate Capital Holding SA 1.375% due 11/28/2022 (l)	EUR	3,200	3,054
PennyMac Corp. 5.500% due 03/15/2026 (l)		$18,075	17,341

			20,395

INDUSTRIALS 1.0%
DISH Network Corp. 3.375% due 08/15/2026 (l)		3,300	2,977
Multiplan Corp. (6.000% Cash or 7.000% PIK) 6.000% due 10/15/2027 (c)(l)		10,600	8,475
NCL Corp. Ltd. 6.000% due 05/15/2024 (l)		4,000	7,002
Royal Caribbean Cruises Ltd. 4.250% due 06/15/2023 (l)		3,200	4,196

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	March 31, 2022 (Unaudited)

Vnet Group, Inc. 0.000% due 02/01/2026 (g)(l)		9,000	7,209

			29,859

Total Convertible Bonds & Notes (Cost $50,104)			50,254

MUNICIPAL BONDS & NOTES 1.4%
MICHIGAN 0.2%
Detroit, Michigan General Obligation Bonds, Series 2014 4.000% due 04/01/2044		7,200	6,286

PUERTO RICO 1.2%
Commonwealth of Puerto Rico Bonds, Series 2022 0.000% due 11/01/2043		16,441	8,858
Commonwealth of Puerto Rico General Obligation Bonds, Series 2021
0.000% due 07/01/2033 (g)		2,759	1,598
4.000% due 07/01/2033		2,144	2,099
4.000% due 07/01/2035		1,927	1,865
4.000% due 07/01/2037		1,654	1,593
4.000% due 07/01/2041		2,249	2,144
4.000% due 07/01/2046		2,339	2,210
Commonwealth of Puerto Rico General Obligation Notes, Series 2021
0.000% due 07/01/2024 (g)		1,103	1,007
5.250% due 07/01/2023		2,395	2,454
CPR Custodial Receipt, Puerto Rico Revenue Bonds, Series 2021 0.000% due 01/01/2045 ^(d)(g)		12,700	12,351

			36,179

TEXAS 0.0%
Texas Public Finance Authority Revenue Notes, Series 2014 8.250% due 07/01/2024		100	101

WEST VIRGINIA 0.0%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007 0.000% due 06/01/2047 (g)		1,200	117

Total Municipal Bonds & Notes (Cost $42,718)			42,683

U.S. GOVERNMENT AGENCIES 0.9%
Fannie Mae
1.500% due 02/25/2036 (a)(l)		13,209	727
2.451% due 02/25/2052 •(a)		232,411	9,621
4.000% due 09/25/2051 (a)(l)		30,589	5,607
Freddie Mac
0.000% due 02/25/2046 (b)(g)		1,680	1,413
0.100% due 02/25/2046 (a)		1,677	0
0.700% due 11/25/2055 ~(a)		64,223	4,958
2.010% due 11/25/2045 ~(a)		24,637	2,409
3.000% due 02/25/2051 (a)(l)		8,945	1,312
4.500% due 12/25/2050 (a)(l)		4,747	814
6.253% due 08/15/2026 •(a)(l)		1,669	118

Total U.S. Government Agencies (Cost $28,437)			26,979

NON-AGENCY MORTGAGE-BACKED SECURITIES 35.4%
280 Park Avenue Mortgage Trust 3.134% due 09/15/2034 •(l)		7,233	7,076
Adjustable Rate Mortgage Trust
0.997% due 02/25/2036 •		39	26
1.457% due 10/25/2035 •		2,414	2,397
1.477% due 11/25/2035 •		1,525	1,503
1.607% due 01/25/2035 •		2,808	2,683
2.257% due 02/25/2035 •		1,810	1,795
Alba PLC
0.000% due 12/15/2038 (a)(g)	GBP	0	3,839
6.037% due 12/15/2038 •		3,491	3,694
Anthracite Ltd. 5.678% due 06/20/2041		$6,450	325
Ashford Hospitality Trust
3.147% due 06/15/2035 •(l)		2,750	2,666
3.497% due 04/15/2035 •(l)		8,900	8,440
Atrium Hotel Portfolio Trust
3.447% due 12/15/2036 •(l)		21,774	20,537
3.797% due 06/15/2035 •(l)		5,250	5,005
Austin Fairmont Hotel Trust 2.647% due 09/15/2032 ~ (l)		3,500	3,342
BAMLL Commercial Mortgage Securities Trust
2.791% due 03/15/2037 •(l)		4,600	4,480
3.606% due 08/14/2034 ~		2,716	2,347
4.147% due 09/15/2038 •(l)		14,700	14,487

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	March 31, 2022 (Unaudited)

BAMLL Re-REMIC Trust 5.796% due 06/17/2050 ~(l)	3,000	1,076
Banc of America Funding Trust
0.337% due 10/25/2036 •	17,408	7,196
0.607% due 08/25/2047 ^~	1,590	1,468
6.000% due 07/25/2036	641	578
8.541% due 02/27/2037 ~	2,634	2,510
Banc of America Mortgage Trust
2.508% due 06/25/2034 ~	203	175
5.750% due 07/20/2032 ~	23	22
Bancorp Commercial Mortgage Trust 4.147% due 08/15/2032 •	3,794	3,762
Barclays Commercial Mortgage Securities Trust
3.688% due 02/15/2053 ~(l)	6,000	4,767
3.947% due 07/15/2037 •(l)	22,100	21,507
Barclays Commercial Real Estate Trust
4.563% due 08/10/2033 ~(l)	6,020	5,663
4.563% due 08/10/2033 ~	660	586
BCAP LLC Trust
0.366% due 05/26/2037 ~	2,330	2,126
3.061% due 08/28/2037 ~	10,610	7,491
6.500% due 06/26/2037 ~	2,000	734
Bear Stearns Commercial Mortgage Securities Trust 5.657% due 10/12/2041 ~	47	46
Beneria Cowen & Pritzer Collateral Funding Corp. 4.035% due 06/15/2038 ~(l)	4,900	4,737
BMO Mortgage Trust 3.269% due 02/15/2039 ~	12,569	10,979
BWAY Mortgage Trust
4.247% due 09/15/2036 •(l)	7,654	7,569
5.247% due 09/15/2036 •(l)	6,611	6,538
6.247% due 09/15/2036 •(l)	3,000	2,975
BX Commercial Mortgage Trust
3.134% due 10/15/2036 •(l)	3,739	3,570
3.547% due 07/15/2034 •(l)	10,479	10,452
3.884% due 10/15/2036 •	2,436	2,305
4.647% due 07/15/2034 •(l)	23,131	22,957
BX Trust 3.317% due 05/15/2035 ~(l)	5,345	5,150
CD Mortgage Trust 5.688% due 10/15/2048	286	266
Chase Mortgage Finance Trust 3.147% due 03/25/2037 ^~	51	51
Chevy Chase Funding LLC Mortgage-Backed Certificates 0.827% due 01/25/2036 •	4,017	2,680
Citigroup Commercial Mortgage Trust
3.197% due 12/15/2036 •(l)	4,000	3,907
3.518% due 05/10/2035 ~(l)	7,500	7,307
4.097% due 10/15/2036 •(l)	13,140	12,942
5.196% due 12/10/2049 ~	949	426
5.482% due 10/15/2049 (l)	4,588	3,706
Citigroup Mortgage Loan Trust
2.729% due 11/25/2036 ~	537	431
3.970% due 07/25/2049 ~(l)	3,750	3,604
4.250% due 02/25/2054 (l)	13,555	12,741
6.000% due 08/25/2035	3,176	2,726
Citigroup Mortgage Loan Trust, Inc. 2.660% due 08/25/2035 ~	3,115	3,021
Colony Mortgage Capital Ltd.
3.118% due 11/15/2038 •(l)	4,575	4,464
3.814% due 11/15/2038 •(l)	7,800	7,578
COLT Mortgage Pass-Through Certificates
2.695% due 05/25/2065 ~(l)	1,156	1,141
3.550% due 05/25/2065 ~(l)	2,458	2,431
4.553% due 05/25/2065 ~	1,998	1,975
Commercial Mortgage Loan Trust 6.027% due 12/10/2049 ~	2,650	438
Commercial Mortgage Trust
1.228% due 10/10/2048 ~(a)(l)	28,636	1,052
2.397% due 06/15/2034 •(l)	2,929	2,788
5.513% due 06/10/2044 ~	1,840	1,734
6.397% due 12/15/2038 •(l)	5,260	5,174
Connecticut Avenue Securities Trust
3.199% due 10/25/2041 •	7,600	7,017
6.099% due 10/25/2041 •	18,950	17,180
Countrywide Alternative Loan Trust
0.837% due 07/25/2046 ^•(l)	1,949	1,881
0.877% due 05/25/2047 •	4,570	3,129
0.937% due 12/25/2046 ^•	381	267
0.957% due 10/25/2046 ~•	127	148
1.229% due 12/20/2035 •	506	154
6.842% due 02/25/2035 ~	344	166
Countrywide Home Loan Mortgage Pass-Through Trust
1.157% due 05/25/2035 •	7,389	4,505
2.714% due 09/20/2036 ~	110	104

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	March 31, 2022 (Unaudited)

Credit Suisse Commercial Mortgage Trust
5.457% due 02/15/2040 ~		5,847	676
5.523% due 01/15/2049 ~(l)		5,700	6,819
5.523% due 01/15/2049 ~		2,870	4,186
5.523% due 01/15/2049 ^~(d)		2,500	3,657
Credit Suisse First Boston Mortgage Securities Corp.
2.880% due 12/25/2033 ~		586	559
4.981% due 07/15/2037 ~		51	48
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates 7.500% due 10/25/2032		724	508
Credit Suisse Mortgage Capital Certificates
0.337% due 10/27/2036 •(l)		15,759	12,339
3.254% due 11/27/2037 ~(l)		4,779	4,731
11.290% due 06/27/2037 ~		943	643
Credit Suisse Mortgage Capital Mortgage-Backed Trust 6.500% due 07/25/2036		489	172
Credit Suisse Mortgage Capital Trust 4.747% due 07/15/2032 •		3,100	2,904
CTDL Trust 4.750% due 05/25/2055 ~(l)		894	857
DBGS Mortgage Trust 4.547% due 10/15/2036 •(l)		6,000	5,892
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust 3.182% due 09/28/2036 ~		3,989	3,387
DOLP Trust 3.704% due 05/10/2041 ~(l)		14,100	11,026
DROP Mortgage Trust 3.150% due 04/15/2026 •(l)		3,000	2,897
Dssv SARL 3.000% due 10/15/2024 «~	EUR	33,690	36,885
Eurosail PLC
0.335% due 03/13/2045 •		250	244
2.372% due 06/13/2045 •(l)	GBP	5,421	6,411
4.522% (BP0003M + 3.500%) due 06/13/2045 ~(l)		1,840	2,350
5.022% due 06/13/2045 •		1,781	2,246
Extended Stay America Trust 4.097% due 07/15/2038 •(l)		$21,890	21,477
FIAC 0.000% due 06/25/2039 «	GBP	1,000	0
Finsbury Square PLC 5.777% due 06/16/2070 •(l)		1,000	1,348
Freddie Mac
3.449% due 09/25/2041 •(l)		$3,100	2,778
3.849% due 02/25/2042 •		11,700	11,473
4.849% due 02/25/2042 •		5,700	5,362
6.349% due 09/25/2041 •		3,700	3,282
7.599% due 10/25/2041 •		12,000	11,430
8.599% due 02/25/2042 •		1,600	1,519
Fremont Home Loan Trust 2.557% due 01/25/2034 •		1,883	1,794
GC Pastor Hipotecario FTA 0.000% due 06/21/2046 •(l)	EUR	4,969	4,870
GCT Commercial Mortgage Trust 3.747% due 02/15/2038 •(l)		$12,000	11,568
GMAC Commercial Mortgage Asset Corp. 5.550% due 08/10/2038 (l)		1,349	1,372
GMAC Commercial Mortgage Securities, Inc. Trust 5.349% due 11/10/2045 ~		395	376
Great Hall Mortgages PLC 0.000% due 06/25/2039 «	GBP	1,000	17,486
GS Mortgage Securities Corp. Trust
3.647% due 12/15/2036 •		$3,500	3,382
4.591% due 10/10/2032 ~		5,820	5,611
GS Mortgage-Backed Securities Corp. Trust
0.000% due 12/25/2060 ~(a)		117,426	4,487
0.010% due 12/25/2060 ~		142	141
0.165% due 12/25/2060 ~(a)		103,676	566
3.608% due 12/25/2060 ~		20,531	18,577
GS Mortgage-Backed Securities Trust
0.000% due 07/25/2059 (b)(g)		49	48
0.000% due 07/25/2059 ~(a)		51,998	266
0.090% due 07/25/2059 ~(a)		46,935	138
3.810% due 07/25/2059 ~(l)		6,871	6,002
GSMSC Resecuritization Trust 3.435% due 09/26/2037 ~		38,361	17,562
HarborView Mortgage Loan Trust
0.689% due 12/19/2036 ^•		3,057	3,117
1.109% due 03/19/2035 •		1,850	1,312
Hawksmoor Mortgage Funding PLC
3.690% due 05/25/2053 ~(l)	GBP	2,035	2,680
3.690% due 05/25/2053 •(l)		1,131	1,484
Hilton Orlando Trust 3.197% due 12/15/2034 •(l)		$10,000	9,771
HPLY Trust 3.547% due 11/15/2036 •(l)		10,572	10,165

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	March 31, 2022 (Unaudited)

HSI Asset Loan Obligation Trust 6.500% due 06/25/2037 (l)		7,056	3,776
J.P. Morgan Chase Commercial Mortgage Securities Trust
3.547% due 02/15/2035 •(l)		24,000	23,331
3.756% due 01/05/2031 ~		3,400	3,291
3.912% due 11/15/2038 •(l)		15,000	14,561
4.547% due 02/15/2035 •(l)		5,000	4,836
6.787% due 11/15/2038 •(l)		21,526	21,307
Jackson Park Trust 3.242% due 10/14/2039 ~(l)		22,447	18,375
JP Morgan Chase Commercial Mortgage Securities Trust
3.500% due 07/15/2047 ~		8,799	1,808
5.796% due 06/15/2049 ~(l)		15,316	4,673
JP Morgan Mortgage Trust 2.256% due 06/25/2036 ^~		8	7
JP Morgan Resecuritization Trust 0.000% due 05/26/2036 ~(a)		7,904	2,005
KeyCorp Student Loan Trust
0.000% due 01/01/2050 «		100	20,742
1.000% due 01/01/2050 «		300	30,059
KREST Commercial Mortgage Securities Trust 2.927% due 11/05/2044 ~(l)		15,339	12,675
LB-UBS Commercial Mortgage Trust 5.407% due 11/15/2038 ^		1,074	700
Ludgate Funding PLC 0.000% due 12/01/2060 «~	GBP	750,000	3,432
LUXE Commercial Mortgage Trust 3.647% due 10/15/2038 •(l)		$26,640	25,960
Mansard Mortgages PLC 3.707% due 10/15/2048 •(l)	GBP	2,770	3,547
MASTR Adjustable Rate Mortgages Trust 2.677% due 04/25/2035 ~		$995	726
Merrill Lynch Mortgage Investors Trust 1.192% due 07/25/2029 •		643	553
MFA Trust
3.071% due 08/25/2049 ~		1,185	1,168
4.978% due 08/25/2049 ~(l)		6,143	6,097
Morgan Stanley Capital Trust
1.897% due 05/15/2036 ~(l)		4,500	4,378
2.947% due 07/15/2035 •(l)		10,000	9,735
3.547% due 11/15/2034 •(l)		12,482	12,224
4.961% due 11/14/2042 ~(l)		7,500	3,990
Morgan Stanley Mortgage Capital Holdings Trust 3.740% due 09/13/2039 ~(l)		4,006	3,558
Morgan Stanley Resecuritization Trust 3.085% due 06/26/2046 ~		8,024	7,119
Mortgage Equity Conversion Asset Trust 4.000% due 07/25/2060		63	61
Mortgage Funding PLC 4.222% due 03/13/2046 •(l)	GBP	1,700	2,195
MRCD Mortgage Trust
2.718% due 12/15/2036 (l)		$6,000	5,373
4.250% due 12/15/2036 ~(l)		5,000	4,336
4.250% due 12/15/2036 (l)		12,000	10,924
Natixis Commercial Mortgage Securities Trust
3.138% due 02/15/2033 •(l)		5,000	4,971
3.397% due 11/15/2034 •(l)		1,826	1,764
3.790% due 11/15/2032 ~		2,900	2,865
3.790% due 11/15/2032 ~(l)		2,700	2,678
4.058% due 04/10/2037 ~(l)		7,000	6,460
4.397% due 11/15/2034 •		792	766
New York Mortgage Trust 3.558% due 08/25/2061 þ		4,450	4,219
Nomura Resecuritization Trust
2.889% due 10/26/2036 «•		10,214	9,377
4.067% due 07/26/2035 ~		264	240
RBSSP Resecuritization Trust 0.887% due 10/26/2037 •		2,428	721
Residential Accredit Loans, Inc. Trust 6.000% due 01/25/2037 ^		159	149
Residential Asset Securitization Trust 5.750% due 03/25/2037 ^		1,796	836
Residential Mortgage Securities PLC 4.597% due 06/20/2070 •(l)	GBP	4,150	5,547
Seasoned Credit Risk Transfer Trust
4.250% due 11/25/2059 ~(l)		$5,400	5,140
4.266% due 05/25/2057 ~		18,143	10,363
4.569% due 11/25/2059 ~(l)		10,270	5,784
Sequoia Mortgage Trust
1.114% due 10/20/2035 •		42	39
1.394% due 10/20/2035 •		249	226
1.424% due 07/20/2033 •		84	81
1.904% due 12/20/2032 •		216	179
Starwood Mortgage Residential Trust 3.935% due 11/25/2066 ~		800	696

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	March 31, 2022 (Unaudited)

Starwood Mortgage Trust
3.397% due 04/15/2034 •(l)		9,724	9,488
4.397% due 04/15/2034 ~(l)		6,612	6,468
Structured Adjustable Rate Mortgage Loan Trust
0.987% due 12/25/2034 •		2,070	1,628
1.107% due 10/25/2035 ~(l)		5,181	4,978
Structured Asset Mortgage Investments Trust 0.877% due 09/25/2047 ^~		2,291	2,572
TBW Mortgage-Backed Trust 6.830% due 09/25/2036 þ		5,000	2,615
TDA Mixto Fondo de Titulizacion de Activos
0.000% due 10/28/2050 •	EUR	28,677	18,154
0.000% due 12/28/2050 •		10,602	10,469
Tharaldson Hotel Portfolio Trust 3.770% due 11/11/2034 •(l)		$4,314	4,154
Waikiki Beach Hotel Trust 3.077% due 12/15/2033 •(l)		15,000	14,225
WaMu Mortgage Pass-Through Certificates Trust
0.911% due 05/25/2047 •		1,759	910
1.357% due 04/25/2045 •		12,353	9,841
1.462% due 07/25/2045 •		7,923	6,815
1.723% due 08/25/2046 •(l)		8,204	7,081
2.869% due 05/25/2035 ~		465	325
Wells Fargo Commercial Mortgage Trust
0.491% due 12/15/2039 ~(a)		355,000	5,527
3.454% due 12/15/2039 ~(l)		7,935	5,884
5.092% due 12/15/2039 ~		11,535	11,288
Wells Fargo Mortgage-Backed Securities Trust 2.619% due 08/25/2035 ~		1,155	849
Worldwide Plaza Trust 3.596% due 11/10/2036 ~(l)		12,465	10,599

Total Non-Agency Mortgage-Backed Securities (Cost $1,123,573)			1,094,089

ASSET-BACKED SECURITIES 22.4%
510 Loan Acquisition Trust 5.107% due 09/25/2060 þ(l)		6,219	6,065
Acacia CDO Ltd. 1.189% due 11/08/2039 •		29,097	10,547
Accredited Mortgage Loan Trust
0.747% due 02/25/2037 •		5,235	4,357
6.000% due 10/25/2034 þ		1,863	1,704
ACE Securities Corp. Home Equity Loan Trust
0.877% due 04/25/2036 •(l)		7,575	6,803
1.102% due 12/25/2035 •		2,912	2,956
1.417% due 08/25/2035 •		3,533	2,583
1.732% due 02/25/2035 •(l)		14,013	12,314
Aegis Asset-Backed Securities Trust 2.157% due 03/25/2035 ~		3,100	754
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates 3.607% due 09/25/2034 •		638	657
AIM Aviation Finance Ltd. 6.213% due 02/15/2040 þ		9,115	7,718
Alkali Europe SARL 3.800% due 07/15/2022 «•	EUR	10,212	11,288
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 1.217% due 02/25/2036 •		$208	188
Avoca CLO DAC 0.000% due 04/15/2034 ~	EUR	2,250	1,431
Ballyrock CLO Ltd. 0.000% due 04/20/2031 ~		$29,803	10,046
Banco Bilbao Vizcaya Argentaria 0.163% due 03/22/2046 •	EUR	666	457
Bear Stearns Asset-Backed Securities Trust
0.657% due 08/25/2035 •		$8,311	8,587
1.432% due 08/25/2036 •(l)		3,677	3,285
Belle Haven ABS CDO Ltd. 0.459% due 07/05/2046 •		96,561	163
Bombardier Capital Mortgage Securitization Corp. 7.850% due 12/15/2029 ~		4,066	842
California Republic Auto Receivables Trust 0.000% due 04/15/2025 «(g)		6,994	7,447
Carlyle Global Market Strategies CLO Ltd. 0.000% due 04/17/2031 ~		2,900	1,330
Carvana Auto Receivables Trust
0.000% due 09/12/2028 «(g)		12	3,655
2.990% due 09/11/2028		3,596	3,592
CDC Mortgage Capital Trust 3.007% due 06/25/2034 •		659	636
Cedar Funding CLO Ltd. 0.000% due 04/20/2031 ~		12,000	8,043
Citigroup Mortgage Loan Trust 1.807% due 11/25/2045 ~		2,756	2,233
Citigroup Mortgage Loan Trust, Inc. 1.597% due 02/25/2035 •		12	13

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	March 31, 2022 (Unaudited)

Conseco Finance Securitizations Corp.
7.150% due 05/01/2033 ~		1,793	1,707
8.260% due 12/01/2030 ~		15,608	5,227
8.850% due 12/01/2030 ~		19,044	5,143
Consumer Loan Underlying Bond Certificate Issuer Trust
20.345% due 10/15/2043 «~		361	336
20.774% due 07/15/2044 ~		2,571	2,562
20.817% due 05/16/2044 ~		890	871
20.902% due 12/15/2043 «~		501	476
21.509% due 06/15/2044 ~		1,746	1,712
21.821% due 11/17/2044 ~		2,333	2,359
21.829% due 12/15/2044 ~		2,880	2,945
21.884% due 12/15/2044 ~		3,038	3,076
21.992% due 10/17/2044 ~		2,110	2,143
22.182% due 02/15/2045 ~		4,907	4,939
22.187% due 08/15/2044 «~		2,558	2,596
22.493% due 04/17/2045 ~		4,232	4,329
22.530% due 03/15/2045 ~		3,300	3,419
22.577% due 03/15/2045 ~		3,683	3,749
22.639% due 01/16/2045 ~		4,722	4,851
22.967% due 02/15/2045 ~		4,397	4,413
Coronado CDO Ltd.
2.022% due 09/04/2038 ~		1,852	956
6.000% due 09/04/2038		265	185
Countrywide Asset-Backed Certificates
0.937% due 02/25/2037 ^•		2,700	2,493
1.087% due 06/25/2036 •(l)		3,930	4,072
1.117% due 06/25/2036 ~(l)		2,073	2,358
1.192% due 04/25/2036 •(l)		2,000	1,709
1.417% due 02/25/2036 •		2,390	1,847
1.717% due 01/25/2036 •		3,460	3,274
Countrywide Asset-Backed Certificates Trust
2.332% due 10/25/2035 •		12,096	10,715
2.557% due 08/25/2035 •(l)		3,464	3,392
Credit Suisse First Boston Mortgage Securities Corp. 5.850% due 05/25/2035 þ		978	754
Credit-Based Asset Servicing & Securitization LLC
5.783% due 12/25/2036 þ		1,800	1,800
6.767% due 05/25/2035 þ		1,783	1,358
Delta Funding Home Equity Loan Trust 8.100% due 01/15/2030 þ		1,801	1,332
Deutsche Mortgage & Asset Receiving Corp. Re-securitization Trust 0.000% due 12/26/2035 (g)		1,634	1,023
Diamond Infrastructure Funding LLC 3.475% due 04/15/2049		4,000	3,738
ECAF Ltd. 3.473% due 06/15/2040 (l)		4,446	3,713
Exeter Automobile Receivables Trust
0.000% due 05/15/2031 «(g)		7	3,913
0.000% due 08/15/2031 «(g)		10	7,647
0.000% due 09/15/2032 «(g)		21	29,044
0.000% due 12/15/2033 «(g)		19	22,537
Flagship Credit Auto Trust
0.000% due 05/15/2025 «(g)		20	1,348
0.000% due 12/15/2025 «(g)		33	3,697
0.000% due 12/15/2027 «(g)		20	4,291
0.000% due 12/15/2028 «(g)		8	3,501
FREED ABS Trust 0.000% due 09/20/2027 «(g)		5	1,371
Fremont Home Loan Trust 0.937% due 02/25/2036 •(l)		10,325	8,076
Greenpoint Manufactured Housing 9.230% due 12/15/2029 ~		139	126
GSAMP Trust
0.877% due 05/25/2046 •		2,870	2,731
0.907% due 06/25/2036 ~(l)		7,275	6,637
1.117% due 12/25/2035 •(l)		7,031	5,923
1.237% due 09/25/2035 •(l)		4,134	3,652
1.807% due 07/25/2045 •		1,277	1,154
2.182% due 08/25/2034 •		742	740
2.332% due 03/25/2034 ^•(l)		3,069	2,731
3.082% due 12/25/2034 •(l)		8,336	7,162
Harvest CLO DAC 0.000% due 05/22/2029 ~	EUR	2,000	1,105
Hout Bay Corp.
0.325% due 07/05/2041 •		$13,566	2,580
0.525% due 07/05/2041 •		8,111	1,076
0.655% due 07/05/2041 •		3,290	40
JP Morgan Mortgage Acquisition Trust 4.653% due 11/25/2036 þ		2,281	2,985
KeyCorp Student Loan Trust 1.000% due 01/01/2050 «		200	29,702
Labrador Aviation Finance Ltd. 4.300% due 01/15/2042 (l)		7,276	6,697

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	March 31, 2022 (Unaudited)

Lakeside CDO Ltd.
1.139% due 01/03/2040 •		15,894	6,383
1.139% due 01/04/2040 •		21,265	8,540
LendingPoint Pass-Through Trust
0.000% due 03/15/2028 «(g)		2,300	2,564
0.000% due 04/15/2028 «(g)		2,900	3,294
LNR CDO Ltd. 0.489% due 02/28/2043 •		2,135	46
Long Beach Mortgage Loan Trust
0.837% due 02/25/2036 ~		135	123
1.582% due 06/25/2035 •(l)		15,024	14,744
2.332% due 04/25/2035 •		4,350	4,081
Man GLG Euro CLO DAC 0.000% due 10/15/2030 ~	EUR	1,762	1,210
Margate Funding Ltd. 0.446% due 12/04/2044 •		$37,386	12,444
Marlette Funding Trust
0.000% due 07/17/2028 «(a)(g)		10	807
0.000% due 04/16/2029 «(g)		17	1,104
0.000% due 07/16/2029 «(g)		4	392
0.000% due 03/15/2030 «(g)		11	1,161
MASTR Asset-Backed Securities Trust
1.072% due 01/25/2036 •(l)		8,907	9,094
6.307% due 12/25/2032 •		445	313
Mercury CDO Ltd. 1.350% due 12/08/2040 •		6,990	5,913
Merrill Lynch Mortgage Investors Trust 1.327% due 05/25/2036 •(l)		4,464	3,752
Morgan Stanley ABS Capital, Inc. Trust
0.527% due 10/25/2036 •		228	139
1.162% due 11/25/2035 •(l)		5,820	5,366
6.082% due 09/25/2033 •(l)		1,543	1,530
Morgan Stanley Capital, Inc. Trust 1.012% due 01/25/2036 •(l)		8,698	7,456
Morgan Stanley Home Equity Loan Trust 1.522% due 05/25/2035 •(l)		5,574	4,897
N-Star REL CDO Ltd. 0.651% due 02/01/2041 ~		1,466	1,464
NAC Aviation PPN 6.730% due 03/15/2027 «(j)		4,855	3,896
National Collegiate Commutation Trust 3.748% due 06/01/2045		22,875	4,177
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
1.072% due 11/25/2035 •(l)		11,308	8,200
1.537% due 09/25/2035 •		3,000	2,743
NovaStar Mortgage Funding Trust 1.342% due 01/25/2036 •		4,134	3,980
Option One Mortgage Loan Trust Asset-Backed Certificates 1.357% due 11/25/2035 •		5,548	5,938
Orient Point CDO Ltd.
0.484% due 10/03/2045 ~•		56,492	18,949
0.484% due 10/03/2045 •		56,673	19,010
Palisades CDO Ltd. 1.208% due 07/22/2039 ~		21,400	10,337
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
1.927% due 01/25/2035 ^~		1,730	1,701
2.407% due 02/25/2035 •(l)		6,028	5,817
PRET LLC 3.844% due 07/25/2051 þ		1,000	954
Putnam Structured Product Funding Ltd. 1.584% due 10/15/2038 •		3,370	2,483
Rockford Tower CLO Ltd. 0.000% due 01/20/2032 ~		8,300	7,824
Securitized Asset-Backed Receivables LLC Trust
1.432% due 12/25/2034 •		956	893
1.432% due 04/25/2035 •		1,810	1,515
SG Mortgage Securities Trust 0.817% due 02/25/2036 •		4,877	3,143
Sierra Madre Funding Ltd.
0.669% due 09/07/2039 •		12,027	9,994
0.929% due 09/07/2039 •		16,000	3,114
1.169% due 09/07/2039 •		10,400	2,047
SMB Private Education Loan Trust
0.000% due 09/15/2045 «(g)		15	1,980
0.000% due 09/18/2046 «(g)		10	4,491
0.000% due 10/15/2048 «(g)		15	6,155
0.000% due 09/15/2054 «(g)		29,264	43,082
Sofi Professional Loan Program LLC 0.000% due 07/25/2040 «(g)		29	415
SoFi Professional Loan Program LLC 0.000% due 09/25/2040 «(g)		4,400	737
South Coast Funding Ltd.
1.365% due 08/06/2039 •		23,797	9,644
3.565% due 08/06/2039 •		32,433	3

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	March 31, 2022 (Unaudited)

START Ireland 4.089% due 03/15/2044		2,629	2,437
Structured Asset Securities Corp. 1.657% due 02/25/2035 •		414	404
Structured Asset Securities Corp. Mortgage Loan Trust
0.657% due 06/25/2037 •(l)		3,186	2,483
0.687% due 02/25/2037 •(l)		10,143	10,982
0.697% due 01/25/2037 •		7,800	5,686
Summer Street Ltd. 0.833% due 12/06/2045 •		33,571	8,146
Terwin Mortgage Trust 3.794% due 07/25/2036 þ		458	348
Wells Fargo Home Equity Asset-Backed Securities Trust 3.007% due 11/25/2035 •		250	247

Total Asset-Backed Securities (Cost $778,985)			692,504

SOVEREIGN ISSUES 2.7%
Argentina Government International Bond
0.500% due 07/09/2030 þ		260	88
0.500% due 07/09/2030 þ(l)		970	295
1.000% due 07/09/2029 (l)		949	326
1.125% due 07/09/2035 þ(l)		14,079	4,299
1.400% due 03/25/2023	ARS	223,680	1,180
1.450% due 08/13/2023		170,111	899
2.000% due 01/09/2038 þ(l)		$30,184	11,470
2.500% due 07/09/2041 þ(l)		24,633	8,745
15.500% due 10/17/2026 (l)	ARS	47,041	98
16.000% due 10/17/2023		868	3
39.551% (BADLARPP + 2.000%) due 04/03/2022 ~(l)		55,100	281
40.178% (BADLARPP) due 10/04/2022 ~(l)		3,184	6
Autonomous City of Buenos Aires 44.619% (BADLARPP + 3.250%) due 03/29/2024 ~(l)		328,937	1,664
Egypt Government International Bond
6.375% due 04/11/2031 (l)	EUR	6,300	5,985
7.500% due 02/16/2061 (l)		$4,600	3,667
Ghana Government International Bond
6.375% due 02/11/2027 (l)		1,100	831
7.875% due 02/11/2035 (l)		1,100	771
8.750% due 03/11/2061		400	279
Ivory Coast Government International Bond
4.875% due 01/30/2032 (l)	EUR	5,800	5,665
6.625% due 03/22/2048 (l)		2,000	1,938
Nigeria Government International Bond 8.250% due 09/28/2051 (l)		$4,200	3,670
Peru Government International Bond
5.350% due 08/12/2040	PEN	1,095	246
5.940% due 02/12/2029		768	202
6.150% due 08/12/2032 (l)		2,040	536
6.150% due 08/12/2032		869	228
6.900% due 08/12/2037 (l)		49,300	13,271
Provincia de Buenos Aires
42.033% due 04/12/2025	ARS	25,911	130
42.033% due 04/12/2025 (l)		93,337	467
Romania Government International Bond
2.625% due 12/02/2040 (l)	EUR	6,700	5,660
2.750% due 04/14/2041 (l)		5,200	4,429
Russia Government International Bond
5.100% due 03/28/2035		$800	140
5.625% due 04/04/2042		6,200	2,139
Turkiye Ihracat Kredi Bankasi AS 8.250% due 01/24/2024 (l)		200	206
Ukraine Government International Bond
4.375% due 01/27/2030 (l)	EUR	3,304	1,544
6.876% due 05/21/2029 (l)		$5,000	2,100
Venezuela Government International Bond
6.000% due 12/09/2049		85	7
8.250% due 10/13/2024 ^(d)		650	57
9.250% due 09/15/2027 ^(d)		65	6

Total Sovereign Issues (Cost $112,501)			83,528

		SHARES
COMMON STOCKS 2.1%
COMMUNICATION SERVICES 0.3%
Clear Channel Outdoor Holdings, Inc. (e)		725,704	2,511
iHeartMedia, Inc. 'A' (e)		171,118	3,239

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	March 31, 2022 (Unaudited)

iHeartMedia, Inc. 'B' «(e)	132,822	2,263

		8,013

CONSUMER DISCRETIONARY 0.0%
Caesars Entertainment, Inc. (e)	1	0

ENERGY 0.0%
Nobil Corp. (e)(j)	40,134	1,407
Valaris Ltd. (e)	2,258	117

		1,524

FINANCIALS 0.7%
Credit Suisse Group AG	115,607	919
Intelsat SA «(e)(j)	668,760	20,397

		21,316

INDUSTRIALS 0.9%
Mcdermott International Ltd. (e)	57,728	38
Neiman Marcus Group Ltd. LLC «(e)(j)	178,186	27,628
Noble Corp. « (e)	2,965	104
Voyager Aviation Holdings LLC «(e)	2,201	0
Westmoreland Mining Holdings «(e)(j)	63,729	0

		27,770

MATERIALS 0.0%
Associated Materials Group, Inc. «(e)	2,418,841	0

REAL ESTATE 0.0%
Stearns Holding LLC 'B' «(e)	284,008	28

UTILITIES 0.2%
TexGen Power LLC «	273,307	6,628

Total Common Stocks (Cost $71,767)		65,279

RIGHTS 0.0%
FINANCIALS 0.0%
Intelsat Jackson Holdings SA «	140,505	667

Total Rights (Cost $0)		667

WARRANTS 1.1%
FINANCIALS 0.0%
Guaranteed Rate, Inc. - Exp. 12/31/2060 «	1,361	0
Intelsat Emergence SA - Exp. 02/17/2027 «	1,401	7

		7

INFORMATION TECHNOLOGY 1.1%
Windstream Holdings LLC - Exp. 9/21/2055 «	1,366,195	33,250

Total Warrants (Cost $23,506)		33,257

PREFERRED SECURITIES 4.1%
FINANCIALS 3.5%
Nationwide Building Society 10.250% ~(l)	151,500	34,231
Stichting AK Rabobank Certificaten 6.500% due 12/29/2049 þ(h)(l)	56,604,000	73,240

		107,471

INDUSTRIALS 0.2%
General Electric Co. 4.156% (US0003M + 3.330%) due 06/15/2022 ~(h)	299,000	288
Sequa Corp. (15.000% PIK) 15.000% «(c)	1,256	1,563

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	March 31, 2022 (Unaudited)

Voyager Aviation Holdings LLC 9.500% «	13,205	3,996

		5,847

UTILITIES 0.4%
AT&T Mobility LLC 7.000% due 10/20/2022 «(h)(j)	484,024	12,609

Total Preferred Securities (Cost $131,312)		125,927

REAL ESTATE INVESTMENT TRUSTS 0.3%
REAL ESTATE 0.3%
CBL & Associates Properties, Inc.	24,558	808
Uniti Group, Inc.	544,155	7,487

Total Real Estate Investment Trusts (Cost $3,785)		8,295

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 6.5%
REPURCHASE AGREEMENTS (k) 3.6%		112,800

U.S. TREASURY BILLS 2.4%
0.335% due 04/12/2022 - 06/23/2022 (f)(g)(l)(n)(p)	$76,034	75,997

U.S. TREASURY CASH MANAGEMENT BILLS 0.5%
0.533% due 07/19/2022 (f)(g)(l)(n)(p)	15,100	15,070

Total Short-Term Instruments (Cost $203,865)		203,867

Total Investments in Securities (Cost $5,056,786)		4,799,390

Total Investments 155.2% (Cost $5,056,786)		$4,799,390
Financial Derivative Instruments (m)(o) 0.3%(Cost or Premiums, net $10,678)		9,172
Other Assets and Liabilities, net (55.5)%		(1,716,931)

Net Assets 100.0%		$3,091,631

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	March 31, 2022 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
µ	All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	Principal only security.
(c)	Payment in-kind security.
(d)	Security is not accruing income as of the date of this report.
(e)	Security did not produce income within the last twelve months.
(f)	Coupon represents a weighted average yield to maturity.
(g)	Zero coupon security.
(h)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(i)	Contingent convertible security.
(j)	RESTRICTED SECURITIES:
Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

AT&T Mobility LLC 7.000% due 10/20/2022	09/24/2020	$13,092	$12,609	0.41%
Ferroglobe PLC 9.375% due 12/31/2025	10/04/2021 - 12/09/2021	15,760	15,595	0.50
Intelsat SA	06/19/2017 - 02/23/2022	42,757	20,397	0.66
Merrill Lynch Mortgage Investors Trust 0.000% due 06/01/2022	10/02/2018 - 11/14/2019	8,460	8,380	0.27
NAC Aviation 29 DAC 4.790% due 02/27/2024	09/22/2021	861	723	0.02
NAC Aviation 29 DAC 4.920% due 02/27/2026	09/21/2021-10/26/2021	16,848	15,372	0.50
NAC Aviation 29 DAC 6.580% due 03/14/2025	09/22/2021	3,604	3,280	0.11
NAC Aviation PPN 6.730% due 03/15/2027	09/22/2021	3,995	3,896	0.13
Neiman Marcus Group Ltd. LLC	09/25/2020	5,828	27,628	0.89
Nobil Corp.	02/05/2021 - 02/25/2021	542	1,407	0.05
Otterham Property Finance Designated Activity Co. 3.000% due 09/03/2026	09/26/2019	21,765	22,027	0.71
Preylock Reitman Santa Cruz LLC 6.500% due 11/09/2022	04/09/2018	8,097	7,795	0.25
Project Anfora Senior 2.750% due 10/01/2026	09/30/2019	39,605	39,241	1.27
Westmoreland Mining Holdings	04/09/2018 - 08/31/2018	726	0	0.00

$181,940	$178,350	5.77%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(k)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BPS	0.280%	03/31/2022	04/01/2022	$112,800	U.S. Treasury Inflation Protected Securities 0.125% due 10/15/2025	$(114,836)	$112,800	$112,801

Total Repurchase Agreements	$(114,836)	$112,800	$112,801

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

BCY	0.650%	03/30/2022	TBD(3	$(225)	$(225)
BOS	0.780	03/10/2022	06/10/2022	(19,552)	(19,561)

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	March 31, 2022 (Unaudited)

	1.150	03/02/2022	06/03/2022		(2,798)	(2,801)
	1.880	03/17/2022	09/16/2022		(4,760)	(4,764)
BPS	(5.500)	03/10/2021	TBD(3)	EUR	(1,099)	(1,198)
	(5.500)	05/19/2021	TBD(3)		(752)	(822)
	(4.000)	03/23/2022	TBD(3)		(332)	(367)
	(0.350)	10/26/2021	TBD(3)		(4,478)	(4,946)
	(0.350)	01/17/2022	05/11/2022		(464)	(512)
	(0.340)	02/03/2022	05/02/2022		(12,135)	(13,418)
	(0.330)	02/09/2022	05/10/2022		(2,192)	(2,424)
	(0.320)	01/13/2022	04/25/2022		(6,215)	(6,871)
	(0.320)	01/28/2022	04/28/2022		(1,797)	(1,987)
	(0.300)	10/26/2021	TBD(3)		(4,887)	(5,399)
	(0.300)	01/17/2022	05/10/2022		(374)	(414)
	0.520	10/15/2021	04/18/2022		(20,121)	(20,170)
	0.520	12/10/2021	04/18/2022		(1,818)	(1,821)
	0.530	10/18/2021	05/12/2022		(5,287)	(5,299)
	0.550	07/28/2021	04/28/2022		(20,956)	(21,035)
	0.550	09/28/2021	04/28/2022		(1,591)	(1,596)
	0.600	01/18/2022	04/19/2022	GBP	(1,170)	(1,539)
	0.600	03/08/2022	04/12/2022		$(21,749)	(21,757)
	0.600	03/22/2022	04/12/2022		(1,555)	(1,555)
	0.600	04/01/2022	04/12/2022		(549)	(549)
	0.680	02/11/2022	05/11/2022	GBP	(1,668)	(2,194)
	0.750	03/09/2022	05/12/2022		$(15,012)	(15,019)
	0.750	03/10/2022	05/13/2022		(3,391)	(3,393)
	0.810	10/01/2021	04/01/2022		(1,655)	(1,662)
	0.810	10/07/2021	04/07/2022		(20,669)	(20,751)
	0.810	10/20/2021	04/07/2022		(3,281)	(3,293)
	0.810	12/06/2021	04/07/2022		(3,889)	(3,899)
	0.810	12/13/2021	04/07/2022		(1,955)	(1,960)
	0.810	12/21/2021	04/07/2022		(4,866)	(4,878)
	0.900	03/09/2022	06/09/2022		(11,473)	(11,479)
	0.920	04/01/2022	06/07/2022		(3,169)	(3,169)
	0.960	03/17/2022	06/17/2022		(730)	(730)
	0.960	03/31/2022	06/17/2022		(4,701)	(4,702)
	1.100	03/29/2022	06/02/2022		(2,924)	(2,924)
	1.120	03/23/2022	06/23/2022		(114)	(114)
	1.200	03/29/2022	06/02/2022		(19,326)	(19,328)
	1.200	03/30/2022	06/02/2022		(2,548)	(2,549)
	1.220	03/14/2022	09/14/2022		(3,474)	(3,476)
	1.250	03/16/2022	09/16/2022		(1,783)	(1,784)
	1.250	03/18/2022	09/16/2022		(6,342)	(6,345)
	1.420	03/23/2022	09/23/2022		(5,877)	(5,879)
	1.420	04/01/2022	09/23/2022		(4,220)	(4,220)
	1.430	03/21/2022	09/22/2022		(24,749)	(24,760)
	1.430	03/22/2022	09/23/2022		(887)	(887)
	1.430	04/01/2022	09/22/2022		(884)	(884)
	1.940	04/01/2022	10/03/2022		(1,669)	(1,669)
BRC	(5.000)	02/17/2021	TBD(3)	EUR	(2,279)	(2,447)
	(4.000)	03/22/2022	TBD(3)		(352)	(389)
	(1.500)	10/07/2021	TBD(3)		(633)	(695)
	(1.000)	02/18/2022	TBD(3)		(441)	(489)
	(0.650)	03/31/2022	04/26/2022		(2,046)	(2,264)
	(0.550)	10/26/2021	TBD(3)		(7,268)	(8,020)
	(0.380)	01/19/2022	04/26/2022		(9,569)	(10,578)
	(0.350)	02/11/2022	05/11/2022		(1,647)	(1,821)
	0.550	03/18/2022	TBD(3)		(242)	(242)
	0.560	02/07/2022	05/13/2022		(997)	(998)
	0.620	03/02/2022	04/04/2022		(2,782)	(2,783)
	0.650	03/18/2022	TBD(3)		(1,055)	(1,055)
	0.750	03/18/2022	TBD(3)		(7,475)	(7,477)
	0.780	01/31/2022	08/04/2022		(351)	(351)
	0.805	10/06/2021	04/06/2022		(14,189)	(14,245)
	0.806	10/07/2021	04/07/2022		(52,204)	(52,409)
	0.806	10/08/2021	04/08/2022		(6,924)	(6,951)
	0.818	02/11/2022	05/17/2022		(4,843)	(4,848)
	0.870	02/10/2022	05/16/2022		(865)	(866)
	0.870	03/08/2022	06/10/2022		(757)	(757)
	0.870	03/10/2022	06/13/2022		(2,661)	(2,662)
	0.900	03/18/2022	TBD(3)		(591)	(591)
	0.920	01/27/2022	04/27/2022		(2,706)	(2,711)
	0.984	03/07/2022	04/11/2022		(39,076)	(39,102)
	1.018	02/09/2022	05/13/2022		(12,337)	(12,355)
	1.018	02/11/2022	05/17/2022		(2,713)	(2,717)
	1.050	02/11/2022	05/11/2022		(96,562)	(96,700)
	1.144	03/02/2022	06/06/2022		(4,728)	(4,732)
	1.170	02/22/2022	05/27/2022		(4,206)	(4,211)
	1.260	03/23/2022	04/25/2022		(12,271)	(12,275)
	1.900	03/17/2022	09/19/2022		(2,222)	(2,224)
CDC	0.430	01/21/2022	04/21/2022		(255)	(255)
	0.430	01/27/2022	05/02/2022		(4,608)	(4,611)
	0.450	02/03/2022	05/09/2022		(8,374)	(8,380)
	0.490	10/06/2021	04/06/2022		(1,180)	(1,183)
	0.490	10/07/2021	04/07/2022		(6,873)	(6,890)
	0.490	10/15/2021	04/18/2022		(4,565)	(4,575)

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	March 31, 2022 (Unaudited)

	0.490	03/15/2022	04/07/2022		(3,838)	(3,839)
	0.500	10/07/2021	04/07/2022		(160)	(160)
	0.530	01/13/2022	07/14/2022		(2,852)	(2,855)
	0.650	01/13/2022	07/14/2022		(23,237)	(23,270)
	0.670	03/23/2022	06/07/2022		(3,850)	(3,851)
	0.720	03/03/2022	06/06/2022		(8,106)	(8,110)
	0.800	02/03/2022	08/05/2022		(2,224)	(2,227)
	0.800	03/07/2022	06/08/2022		(1,075)	(1,076)
	0.800	03/30/2022	08/05/2022		(298)	(298)
	0.950	03/23/2022	06/23/2022		(3,954)	(3,955)
	1.150	03/08/2022	09/07/2022		(448)	(448)
	1.590	04/01/2022	09/30/2022		(4,380)	(4,380)
CEW	0.700	02/11/2022	04/14/2022		(5,945)	(5,951)
	0.750	02/11/2022	04/14/2022		(27,325)	(27,353)
	0.750	03/21/2022	TBD(3)		(9,342)	(9,344)
	0.790	03/21/2022	TBD(3)		(1,126)	(1,126)
	0.800	03/21/2022	TBD(3)		(435)	(435)
	0.810	02/04/2022	05/06/2022		(1,635)	(1,637)
	0.850	11/09/2021	05/09/2022		(21,312)	(21,384)
	0.960	01/27/2022	08/01/2022		(2,193)	(2,196)
	1.000	03/21/2022	TBD(3)		(2,972)	(2,972)
	1.050	03/21/2022	TBD(3)		(3,501)	(3,502)
	1.130	03/22/2022	04/26/2022		(5,240)	(5,242)
	1.250	03/22/2022	04/26/2022		(3,765)	(3,767)
CIB	1.150	03/17/2022	06/16/2022		(5,006)	(5,009)
	1.250	03/18/2022	06/16/2022		(1,656)	(1,656)
DBL	(0.410)	02/09/2022	08/08/2022	EUR	(2,345)	(2,593)
	1.160	02/15/2022	05/16/2022	GBP	(1,064)	(1,400)
	1.167	02/11/2022	05/11/2022		(3,699)	(4,867)
	1.168	02/15/2022	05/16/2022		(836)	(1,100)
	1.218	02/15/2022	05/16/2022		(1,717)	(2,259)
	1.317	02/11/2022	05/11/2022		(1,753)	(2,306)
	1.340	03/01/2022	06/01/2022		(3,771)	(4,960)
	1.367	02/11/2022	05/11/2022		(969)	(1,275)
FBF	(5.000)	03/17/2022	TBD(3)	EUR	(1,682)	(1,857)
IND	0.280	10/12/2021	04/12/2022		(1,798)	(1,800)
	0.310	10/06/2021	04/06/2022		(1,034)	(1,035)
	0.310	10/07/2021	04/06/2022		(1,233)	(1,235)
	0.350	02/04/2022	05/05/2022		(988)	(988)
	0.430	10/12/2021	04/12/2022		(2,461)	(2,466)
	0.450	10/01/2021	04/01/2022		(7,961)	(7,979)
	0.460	03/30/2022	05/09/2022		(1,423)	(1,423)
	0.470	02/04/2022	05/05/2022		(270)	(270)
	0.480	02/07/2022	05/09/2022		(441)	(441)
	0.490	02/04/2022	05/05/2022		(9,726)	(9,734)
	0.490	04/01/2022	05/05/2022		(3,448)	(3,448)
	0.630	03/01/2022	06/02/2022		(1,508)	(1,509)
	0.630	03/02/2022	06/03/2022		(3,120)	(3,121)
	0.650	03/09/2022	06/09/2022		(2,487)	(2,488)
	0.860	03/21/2022	06/24/2022		(8,926)	(8,928)
	0.870	02/15/2022	05/17/2022	GBP	(1,447)	(1,903)
	0.900	03/29/2022	06/30/2022		$(9,786)	(9,787)
	1.010	03/17/2022	09/15/2022		(5,315)	(5,317)
	1.010	03/25/2022	06/27/2022		(10,953)	(10,955)
	1.100	04/01/2022	07/01/2022		(7,582)	(7,582)
	1.150	03/17/2022	09/15/2022		(2,648)	(2,649)
JML	(5.500)	11/09/2021	TBD(3)	EUR	(979)	(1,061)
	(5.000)	06/16/2021	TBD(3)		(258)	(286)
	(5.000)	07/22/2021	TBD(3)		(360)	(391)
	(4.000)	10/26/2021	TBD(3)		(4,697)	(5,155)
	(3.000)	08/16/2021	TBD(3)		(307)	(338)
	(3.000)	09/23/2021	TBD(3)		(164)	(180)
	(1.000)	02/18/2022	TBD(3)		(8,735)	(9,652)
	(0.500)	01/13/2022	04/25/2022		(304)	(336)
	(0.500)	03/01/2022	TBD(3)		(5,084)	(5,622)
	(0.450)	02/11/2022	TBD(3)		(17,580)	(19,436)
	(0.420)	09/23/2021	TBD(3)		(2,323)	(2,564)
	(0.400)	11/09/2021	TBD(3)		(9,749)	(10,767)
	(0.400)	02/11/2022	05/11/2022		(3,531)	(3,904)
	(0.380)	01/13/2022	04/25/2022		(4,622)	(5,109)
	(0.380)	01/14/2022	05/05/2022		(27,629)	(30,539)
	(0.380)	02/03/2022	05/02/2022		(13,546)	(14,976)
	(0.380)	03/08/2022	05/10/2022		(13,049)	(14,432)
	(0.350)	02/09/2022	05/10/2022		(3,664)	(4,051)
	(0.350)	02/11/2022	05/11/2022		(2,272)	(2,515)
	0.550	03/18/2022	05/06/2022		$(12,075)	(12,078)
	0.600	01/18/2022	04/19/2022	GBP	(4,060)	(5,340)
	0.600	03/18/2022	05/06/2022		$(3,190)	(3,191)
	0.650	03/18/2022	05/06/2022		(24,193)	(24,199)
	0.800	02/11/2022	05/11/2022	GBP	(597)	(785)
	0.930	02/15/2022	05/16/2022		(24,098)	(31,694)
	0.950	01/11/2022	TBD(3)		(4,104)	(5,396)
	1.000	03/18/2022	05/06/2022		$(602)	(602)
	1.120	03/04/2022	06/06/2022		(2,537)	(2,539)
	1.300	01/28/2022	04/28/2022	GBP	(1,488)	(1,959)

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	March 31, 2022 (Unaudited)

MBC	(0.450)	02/11/2022	TBD(3)	EUR	(6,388)	(7,062)
	(0.420)	03/30/2022	TBD(3)		(806)	(892)
	1.070	02/17/2022	05/23/2022		$(57,987)	(58,061)
MSB	1.150	03/01/2022	06/02/2022		(7,923)	(7,931)
NOM	0.330	03/18/2022	TBD(3)		(933)	(933)
	0.450	03/30/2022	03/29/2024		(6,745)	(6,745)
	0.550	03/24/2022	TBD(3)		(4,897)	(4,898)
	0.680	02/18/2022	05/24/2022		(3,477)	(3,480)
	0.750	03/18/2022	TBD(3)		(1,348)	(1,349)
	1.000	03/18/2022	TBD(3)		(11,549)	(11,553)
	1.000	03/28/2022	07/01/2022		(14,969)	(14,971)
	1.000	03/29/2022	07/01/2022		(946)	(946)
	1.000	03/30/2022	07/05/2022		(6,103)	(6,103)
	1.050	03/24/2022	06/24/2022		(6,924)	(6,926)
	1.130	03/18/2022	TBD(3)		(11,653)	(11,658)
	1.300	03/28/2022	07/01/2022		(1,630)	(1,631)
NXN	0.800	03/30/2022	06/08/2022		(9,711)	(9,711)
RBC	0.940	01/10/2022	07/11/2022		(14,678)	(14,709)
	0.980	02/10/2022	05/13/2022		(10,884)	(10,899)
RCE	(4.000)	02/16/2022	TBD(3)	EUR	(1,344)	(1,487)
	(0.350)	02/07/2022	05/09/2022		(3,724)	(4,117)
	(0.300)	02/09/2022	08/08/2022		(2,267)	(2,506)
RDR	(0.450)	03/18/2022	TBD(3)		$(554)	(554)
	0.400	03/02/2022	04/04/2022		(5,233)	(5,235)
	0.430	02/08/2022	04/11/2022		(1,399)	(1,400)
	0.600	04/04/2022	05/04/2022		(4,937)	(4,937)
	0.850	03/22/2022	05/24/2022		(10,024)	(10,026)
RTA	0.607	03/15/2022	04/01/2022		(14,520)	(14,525)
	1.080	04/01/2022	07/01/2022		(14,429)	(14,429)
	1.160	03/03/2022	06/06/2022		(6,199)	(6,205)
SBI	1.100	02/17/2022	05/20/2022		(10,148)	(10,161)
	1.130	01/21/2022	10/18/2022		(9,230)	(9,247)
SCX	(0.350)	01/19/2022	04/19/2022	EUR	(5,113)	(5,652)
	(0.350)	02/09/2022	05/10/2022		(2,389)	(2,642)
	(0.350)	02/09/2022	08/08/2022		(2,273)	(2,514)
	(0.340)	02/11/2022	05/11/2022		(516)	(571)
SOG	0.480	01/24/2022	04/29/2022		(4,163)	(4,167)
	0.500	10/01/2021	04/01/2022		(4,532)	(4,544)
	0.500	10/07/2021	04/07/2022		(3,301)	(3,309)
	0.500	10/13/2021	04/13/2022		(289)	(289)
	0.500	10/19/2021	04/19/2022		(5,365)	(5,377)
	0.500	10/28/2021	04/19/2022		(695)	(697)
	0.500	11/09/2021	05/09/2022		(986)	(988)
	0.500	12/23/2021	05/09/2022		(8,190)	(8,201)
	0.500	03/30/2022	04/13/2022		(83)	(83)
	0.550	07/27/2021	04/27/2022		(2,986)	(2,998)
	0.550	09/15/2021	05/04/2022		(1,054)	(1,057)
	0.550	10/01/2021	04/27/2022		(9,939)	(9,967)
	0.550	11/01/2021	04/27/2022		(1,263)	(1,266)
	0.550	01/04/2022	07/05/2022		(13,436)	(13,454)
	0.550	01/21/2022	07/05/2022		(9,408)	(9,419)
	0.550	02/10/2022	04/27/2022		(3,830)	(3,833)
	0.550	02/18/2022	05/04/2022		(1,019)	(1,020)
	0.550	03/31/2022	04/27/2022		(14,905)	(14,905)
	0.550	04/01/2022	04/27/2022		(14,018)	(14,018)
	0.560	01/24/2022	04/29/2022		(3,217)	(3,220)
	0.560	03/30/2022	04/29/2022		(3,230)	(3,230)
	0.570	03/18/2022	TBD(3)		(6,828)	(6,830)
	0.590	03/18/2022	TBD(3)		(2,818)	(2,819)
	0.590	03/30/2022	TBD(3)		(3,655)	(3,655)
	0.590	03/31/2022	TBD(3		(389)	(389)
	0.600	03/18/2022	TBD(3)		(922)	(922)
	0.640	03/01/2022	05/03/2022		(1,325)	(1,326)
	0.670	01/07/2022	07/06/2022		(5,965)	(5,974)
	0.670	01/07/2022	07/08/2022		(5,003)	(5,011)
	0.670	01/24/2022	07/06/2022		(2,127)	(2,129)
	0.670	03/24/2022	07/08/2022		(3,107)	(3,108)
	0.670	04/01/2022	07/08/2022		(8,843)	(8,843)
	0.756	10/06/2021	04/06/2022		(2,970)	(2,981)
	0.756	10/07/2021	04/07/2022		(5,858)	(5,879)
	0.800	03/02/2022	06/02/2022		(5,938)	(5,942)
	0.800	03/24/2022	06/02/2022		(1,902)	(1,903)
	0.800	03/29/2022	06/02/2022		(1,145)	(1,145)
	0.800	03/30/2022	06/02/2022		(830)	(830)
	0.800	04/01/2022	06/02/2022		(668)	(668)
	0.900	02/11/2022	05/11/2022		(37,949)	(37,996)
	0.950	02/11/2022	05/11/2022		(15,133)	(15,152)
	1.000	02/11/2022	05/11/2022		(4,022)	(4,027)
	1.000	02/22/2022	05/27/2022		(10,860)	(10,871)
	1.050	02/16/2022	05/19/2022		(7,195)	(7,205)
	1.060	03/16/2022	06/16/2022		(2,478)	(2,479)
	1.060	03/30/2022	06/16/2022		(201)	(201)
	1.250	04/01/2022	06/30/2022		(81)	(81)
UBS	(0.130)	02/11/2022	05/11/2022	EUR	(3,957)	(4,377)
	0.510	01/05/2022	04/05/2022		(5,117)	(5,124)

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	March 31, 2022 (Unaudited)

				0.510			01/10/2022	04/11/2022	(13,815)		(13,831)
				0.510			03/17/2022	04/11/2022	(1,678)		(1,678)
				0.520			01/25/2022	04/25/2022	(38,522)		(38,559)
				0.520			03/17/2022	04/25/2022	(2,576)		(2,576)
				0.600			03/18/2022	TBD(3)	(45,000)		(45,011)
				0.600			03/30/2022	03/29/2024	(14,975)		(14,975)
				0.680			02/11/2022	05/12/2022	(40,688)		(40,725)
				0.806			10/08/2021	04/08/2022	(6,180)		(6,205)
				0.810			03/03/2022	05/04/2022	(20,326)		(20,339)
				1.000			01/20/2022	07/19/2022	(2,984)		(2,990)
				1.800			03/17/2022	09/16/2022	(2,224)		(2,225)

Total Reverse Repurchase Agreements											$(1,811,341)

(l)	Securities with an aggregate market value of $2,053,977 and cash of $18,623 have been pledged as collateral under the terms of master agreements as of March 31, 2022.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended March 31, 2022 was $(1,634,849) at a weighted average interest rate of .466%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(m)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2022(2)		Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

Bombardier, Inc.	5.000%	Quarterly	06/20/2024	3.904%		$1,100	$(2)	$29	$27	$0	$0
Bombardier, Inc.	5.000	Quarterly	12/20/2024	4.326		600	0	11	11	0	0
Bombardier, Inc.	5.000	Quarterly	06/20/2027	5.516		8,000	(177)	19	(158)	7	0
Jaguar Land Rover Automotive	5.000	Quarterly	06/20/2026	5.092	EUR	1,600	101	(104)	(3)	3	0
Jaguar Land Rover Automotive	5.000	Quarterly	12/20/2026	5.282		16,290	874	(1,049)	(175)	56	0
Rolls-Royce PLC	1.000	Quarterly	06/20/2027	2.325		1,400	(102)	202	100	201	0
Rolls-Royce PLC	1.000	Quarterly	06/20/2025	1.602		4,200	(770)	683	(87)	0	(8)
Rolls-Royce PLC	1.000	Quarterly	12/20/2025	1.829		25,200	(3,580)	2,756	(824)	0	(46)
Rolls-Royce PLC	1.000	Quarterly	06/20/2026	1.999		17,400	(1,275)	505	(770)	0	(21)
Rolls-Royce PLC	1.000	Quarterly	12/20/2026	2.203		10,000	(573)	(16)	(589)	0	(23)

							$(5,504)	$3,036	$(2,468)	$267	$(98)

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive(5)	1-Day GBP-SONIO Compounded-OIS	0.750%	Annual	09/21/2032	GBP	13,900	$1,348	$171	$1,519	$0	$(58)
Receive(5)	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	09/21/2052		22,000	2,848	1,908	4,756	0	(247)
Pay(5)	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2027		$246,200	(5,908)	(464)	(6,372)	0	(5)
Receive(5)	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052		54,700	4,889	(1,935)	2,954	0	(482)
Pay	1-Year BRL-CDI	6.170	Maturity	01/02/2023	BRL	203,900	(38)	(1,820)	(1,858)	11	0
Receive	1-Year BRL-CDI	12.670	Maturity	01/02/2023		8,000	0	0	0	0	0
Receive	1-Year BRL-CDI	12.690	Maturity	01/02/2023		5,300	0	0	0	0	0
Receive	1-Year BRL-CDI	12.740	Maturity	01/02/2023		13,700	0	(1)	(1)	0	(1)
Receive	1-Year BRL-CDI	12.750	Maturity	01/02/2023		6,600	0	0	0	0	0
Receive	1-Year BRL-CDI	12.760	Maturity	01/02/2023		13,700	0	(1)	(1)	0	(1)
Receive	1-Year BRL-CDI	12.900	Maturity	01/02/2023		28,100	0	(8)	(8)	0	(2)
Receive	1-Year BRL-CDI	12.930	Maturity	01/02/2023		3,500	0	(1)	(1)	0	0
Receive	1-Year BRL-CDI	12.939	Maturity	01/02/2023		14,100	0	(5)	(5)	0	(1)
Receive	1-Year BRL-CDI	12.946	Maturity	01/02/2023		35,300	0	(12)	(12)	0	(2)
Receive	1-Year BRL-CDI	12.960	Maturity	01/02/2023		28,100	0	(11)	(11)	0	(2)

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	March 31, 2022 (Unaudited)

Receive	1-Year BRL-CDI	12.970	Maturity	01/02/2023		46,200	0	(17)	(17)	0	(2)
Pay	1-Year BRL-CDI	11.140	Maturity	01/02/2025		2,600	0	(2)	(2)	1	0
Pay	1-Year BRL-CDI	11.160	Maturity	01/02/2025		1,800	0	(1)	(1)	1	0
Pay	1-Year BRL-CDI	11.350	Maturity	01/02/2025		2,200	0	0	0	1	0
Pay	1-Year BRL-CDI	12.000	Maturity	01/02/2025		5,900	0	14	14	2	0
Pay	1-Year BRL-CDI	12.080	Maturity	01/02/2025		9,900	0	27	27	3	0
Pay	1-Year BRL-CDI	12.140	Maturity	01/02/2025		5,000	0	15	15	1	0
Pay	1-Year BRL-CDI	12.145	Maturity	01/02/2025		4,900	0	15	15	1	0
Pay	1-Year BRL-CDI	12.160	Maturity	01/02/2025		9,900	0	30	30	3	0
Pay	1-Year BRL-CDI	11.220	Maturity	01/04/2027		3,200	0	2	2	2	0
Pay	1-Year BRL-CDI	11.245	Maturity	01/04/2027		1,600	0	1	1	1	0
Pay	1-Year BRL-CDI	11.260	Maturity	01/04/2027		1,600	0	1	1	1	0
Pay	1-Year BRL-CDI	11.700	Maturity	01/04/2027		800	0	3	3	0	0
Pay	1-Year BRL-CDI	11.715	Maturity	01/04/2027		3,600	0	12	12	2	0
Pay	1-Year BRL-CDI	11.870	Maturity	01/04/2027		8,500	0	36	36	4	0
Pay	1-Year BRL-CDI	12.015	Maturity	01/04/2027		269,000	0	1,338	1,338	141	0
Pay	3-Month USD-LIBOR	0.500	Semi-Annual	06/16/2026		$323,700	(7,049)	(19,378)	(26,427)	0	(6)
Pay	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027		11,500	(834)	309	(525)	3	0
Pay	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		2,500	40	(20)	20	1	0
Pay	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		58,100	(3,466)	3,062	(404)	39	0
Receive	3-Month USD-LIBOR	1.420	Semi-Annual	08/17/2028		93,400	0	5,638	5,638	0	(88)
Pay	3-Month USD-LIBOR	1.500	Semi-Annual	12/15/2028		25,600	(100)	(1,320)	(1,420)	22	0
Pay	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2029		59,000	4,765	(2,137)	2,628	74	0
Pay	3-Month USD-LIBOR	1.000	Semi-Annual	12/16/2030		53,800	1,770	(7,693)	(5,923)	131	0
Receive	3-Month USD-LIBOR	1.150	Semi-Annual	09/20/2050		24,300	55	5,909	5,964	0	(168)
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/16/2051		74,500	14,089	2,529	16,618	0	(523)
Pay	3-Month ZAR-JIBAR	5.873	Quarterly	05/12/2026	ZAR	1,011,400	(18)	(1,943)	(1,961)	359	0
Receive	6-Month EUR-EURIBOR	0.150	Annual	03/18/2030	EUR	4,400	81	392	473	0	(24)
Receive	6-Month EUR-EURIBOR	0.150	Annual	06/17/2030		900	(1)	75	74	0	(5)
Receive	6-Month EUR-EURIBOR	0.250	Annual	03/18/2050		4,400	244	708	952	0	(42)
Receive	6-Month EUR-EURIBOR	0.500	Annual	06/17/2050		13,500	(99)	2,030	1,931	0	(135)
Receive(5)	6-Month EUR-EURIBOR	0.500	Annual	09/21/2052		19,700	1,707	1,274	2,981	0	(197)
Pay	28-Day MXN-TIIE	4.550	Lunar	02/27/2023	MXN	99,300	11	(173)	(162)	1	0
Pay	28-Day MXN-TIIE	4.500	Lunar	03/03/2023		216,500	(6)	(369)	(375)	4	0

							$14,328	$(11,812)	$2,516	$809	$(1,991)

Total Swap Agreements							$8,824	$(8,776)	$48	$1,076	$(2,089)

(n)

Securities with an aggregate market value of $13,087 and cash of $67,731 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2022.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.
(o)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
									Unrealized Appreciation/(Depreciation)
Counterparty		Settlement Month			Currency to be Delivered		Currency to be Received		Asset		Liability

BOA		04/2022		EUR	48,413		$52,569		$0		$(988)
		04/2022		GBP	1,706		2,272		31		0
		04/2022		INR	250,388		3,265		0		(20)
		04/2022		PEN	48,475		11,589		0		(1,589)
		04/2022			$18,200		EUR	16,447	34		(40)
		04/2022			2,737		GBP	2,078	11		(19)
		04/2022			6,703		INR	513,620	38		0
		04/2022			35		PEN	129	0		0
		04/2022 «			4,888		RUB	411,799	286		(348)
		04/2022		ZAR	10,364		$654		0		(54)
		05/2022		CAD	11,666		9,163		0		(167)
		05/2022		CHF	971		1,053		1		0
		05/2022		CNY	81,356		12,699		0		(74)
		05/2022		INR	514,995		6,703		0		(35)

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	March 31, 2022 (Unaudited)

05/2022	$967	IDR	13,850,670	0	(3)
05/2022	9,992	INR	770,084	84	0
05/2022	12	PEN	43	0	0
06/2022	PLN	28,785	$6,633	0	(170)
07/2022	PEN	5,609	1,388	0	(121)
07/2022	$1,707	PEN	6,857	139	0
08/2022 «	237	RUB	36,994	154	0
BPS	04/2022	EUR	4,927	$5,468	17	0
04/2022	GBP	44,143	59,245	1,256	0
04/2022	INR	232,528	3,034	0	(19)
04/2022	$9,698	EUR	8,805	43	0
04/2022	2,486	GBP	1,888	0	(6)
05/2022	GBP	41,128	$54,141	123	0
05/2022	$6,996	IDR	100,317,821	0	(12)
05/2022 «	3,179	RUB	249,564	0	(336)
05/2022	82	ZAR	1,324	8	0
05/2022	ZAR	5,291	$335	0	(26)
07/2022	$2,466	MXN	51,572	87	0
08/2022	14,388	316,045	1,138	0
08/2022	ZAR	17,887	$1,120	0	(84)
11/2022	$68	ZAR	1,101	5	0
BRC	04/2022	EUR	302,153	$339,648	5,431	(39)
04/2022	PEN	48,475	12,801	0	(361)
04/2022	$12,814	PEN	48,474	364	0
06/2022 «	443	RUB	53,139	151	0
CBK	04/2022	59	PEN	219	1	0
04/2022 «	591	RUB	45,304	0	(59)
04/2022	228	ZAR	3,476	9	0
05/2022	2,359	PEN	9,622	250	0
05/2022 «	1,451	RUB	130,730	147	(106)
05/2022	244	ZAR	3,968	26	0
06/2022	MXN	5,500	$261	0	(12)
06/2022 «	$154	RUB	18,118	49	0
06/2022	ZAR	14,362	$926	0	(48)
07/2022	$515	PEN	2,088	47	0
08/2022	3,254	12,232	33	0
GLM	04/2022	INR	280,788	$3,670	0	(17)
04/2022	PEN	4,622	1,224	0	(32)
04/2022 «	RUB	96,172	889	0	(239)
04/2022	$1,632	INR	124,781	6	0
04/2022	2,352	PEN	9,115	123	0
04/2022 «	4,468	RUB	342,495	0	(448)
05/2022	INR	125,140	$1,632	0	(5)
05/2022 «	RUB	3,867	41	1	(3)
05/2022 «	$4,048	RUB	312,741	0	(485)
06/2022 «	2,196	294,661	1,097	0
08/2022	438	ZAR	7,160	44	0
11/2022	ZAR	1,101	$66	0	(7)
IND	04/2022	$1,113	EUR	1,011	6	0
05/2022	36	INR	2,752	0	0
MYI	04/2022	BRL	107,329	$21,751	0	(792)
04/2022	EUR	29,410	32,402	0	(133)
04/2022	$20,568	BRL	107,329	1,975	0
04/2022	399,341	EUR	358,640	6	(2,602)
04/2022	998	GBP	755	0	(6)
04/2022	1,632	INR	125,303	13	0
04/2022 «	1,100	RUB	137,781	524	0
04/2022	356	ZAR	5,429	15	0
05/2022	EUR	356,423	$397,240	2,611	0
05/2022	INR	125,662	1,632	0	(12)
05/2022	$21,583	BRL	107,329	780	0
05/2022	2,353	IDR	33,665,017	0	(10)
05/2022 «	1,326	RUB	102,893	0	(154)

Total Forward Foreign Currency Contracts	$17,164	$(9,681)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON ASSET-BACKED SECURITIES - BUY PROTECTION(1)
Swap Agreements, at Value(5)
Counterparty	Reference Obligation	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	Citigroup Commercial Mortgage Trust 5.482% due 10/15/2049	(0.500)%	Monthly	10/15/2049	$4,589	$275	$605	$880	$0
GMAC Commercial Mortgage Securities, Inc. 5.349% due 11/10/2045	(0.125)	Monthly	11/10/2045	395	119	(100)	19	0
Morgan Stanley Capital Trust 5.545% due 11/14/2042	(0.240)	Monthly	11/14/2042	7,500	1,350	2,159	3,509	0

$1,744	$2,664	$4,408	$0

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	March 31, 2022 (Unaudited)

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2022(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BRC	Ukraine Government International Bond	5.000%	Quarterly	12/20/2022	101.492%	$3,100	$190	$(1,519)	$0	$(1,329)
BYL	Banca Monte Dei Paschi Di	5.000	Quarterly	12/20/2022	8.401	EUR	3,200	(103)	24	0	(79)
GST	Teva Pharmaceutical Finance Co. BV	1.000	Quarterly	06/20/2022	0.869	$340	(19)	20	1	0

$68	$(1,475)	$1	$(1,408)

TOTAL RETURN SWAPS ON SECURITIES
Swap Agreements, at Value
Counterparty	Pay/Receive(6)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

MYC	Receive(6)	United States Treasury Inflation Indexed Bonds «	N/A	0.000%	Maturity	01/28/2036	CNY	101,100	$42	$(341)	$0	$(299)

Total Swap Agreements	$1,854	$848	$4,409	$(1,707)

(p)

Securities with an aggregate market value of $3,291 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2022.

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2022 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2022

Investments in Securities, at Value
Loan Participations and Assignments	$0	$732,689	$325,635	$1,058,324
Corporate Bonds & Notes
Banking & Finance	0	278,463	29,548	308,011
Industrials	0	581,757	149,994	731,751
Utilities	0	273,975	0	273,975
Convertible Bonds & Notes
Banking & Finance	0	20,395	0	20,395
Industrials	0	29,859	0	29,859
Municipal Bonds & Notes
Michigan	0	6,286	0	6,286
Puerto Rico	0	36,179	0	36,179
Texas	0	101	0	101
West Virginia	0	117	0	117
U.S. Government Agencies	0	26,979	0	26,979
Non-Agency Mortgage-Backed Securities	0	976,108	117,981	1,094,089
Asset-Backed Securities	0	489,577	202,927	692,504
Sovereign Issues	0	83,528	0	83,528
Common Stocks
Communication Services	5,750	0	2,263	8,013
Energy	1,524	0	0	1,524
Financials	919	0	20,397	21,316
Industrials	38	104	27,628	27,770
Real Estate	0	0	28	28
Utilities	0	0	6,628	6,628
Rights
Financials	0	0	667	667

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	March 31, 2022 (Unaudited)

Warrants
Financials					0	0		7	7
Information Technology					0	0		33,250	33,250
Preferred Securities
Financials					0	107,471		0	107,471
Industrials					0	288		5,559	5,847
Utilities					0	0		12,609	12,609
Real Estate Investment Trusts
Real Estate					8,295	0		0	8,295
Short-Term Instruments
Repurchase Agreements					0	112,800		0	112,800
U.S. Treasury Bills					0	75,997		0	75,997
U.S. Treasury Cash Management Bills					0	15,070		0	15,070

Total Investments					$16,526	$3,847,743		$935,121	$4,799,390

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared					0	1,076		0	1,076
Over the counter					0	19,164		2,409	21,573

					$0	$20,240		$2,409	$22,649
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared					0	(2,089)		0	(2,089)
Over the counter					0	(8,911)		(2,477)	(11,388)

					$0	$(11,000)		$(2,477)	$(13,477)

Total Financial Derivative Instruments					$0	$9,240		$(68)	$9,172

Totals					$16,526	$3,856,983		$935,053	$4,808,562

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended March 31, 2022:
Category and Subcategory	Beginning Balance at 06/30/2021	Net Purchases (1)	Net Sales/Settlements (1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2022	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2022 (2)

Investments in Securities, at Value
Loan Participations and Assignments	$210,938	$219,493	$(91,178)	$1,161	$81	$(4,410)	$0	$(10,452)	$325,633	$(3,849)
Corporate Bonds & Notes
Banking & Finance	0	31,293	0	441	0	(2,186)	0	0	29,548	(2,186)
Industrials	0	114,999	(1,047)	(9)	0	1,321	34,730	0	149,994	1,321
Convertible Bonds & Notes
Banking & Finance	1,211	0	(1,095)	0	0	(116)	0	0	0	0
Non-Agency Mortgage-Backed Securities	96,597	22,022	(10,061)	208	478	(639)	9,377	0	117,982	2
Asset-Backed Securities	150,850	92,227	(25,103)	95	1,110	(16,252)	0	0	202,927	(14,847)
Common Stocks
Communication Services	3,219	0	0	0	0	(956)	0	0	2,263	(956)
Financials	409	42,757	(499)	0	0	(22,270)	0	0	20,397	(22,360)
Industrials	19,690	0	0	0	0	7,938	0	0	27,628	7,938
Materials(3)	17,126	0	(16,653)	0	1,293	(1,766)	0	0	0	0
Real Estate	0	499	0	0	0	(471)	0	0	28	(471)
Utilities	11,342	0	0	0	0	(4,714)	0	0	6,628	(4,714)
Rights
Financials	0	0	0	0	0	667	0	0	667	667
Warrants
Financials	165	11,902	0	0	(105)	(11,955)	0	0	7	(11,791)
Information Technology(4)	30,487	0	0	0	0	2,763	0	0	33,250	2,763
Preferred Securities
Industrials	5,292	0	0	0	0	267	0	0	5,559	267
Utilities	12,809	198	(49)	0	0	(349)	0	0	12,609	(349)

	$560,135	$535,390	$(145,685)	$1,896	$2,857	$(53,128)	$44,107	$(10,452)	$935,120	$(48,565)
Financial Derivative Instruments - Assets
Over the counter	$0	$0	$0	$0	$0	$2,409	$0	$0	$2,409	$2,409

Financial Derivative Instruments - Liabilities
Over the counter	$0	$42	$0	$0	$0	$(2,519)	$0	$0	$(2,477)	$(2,519)

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	March 31, 2022 (Unaudited)

Totals	$560,135	$535,432	$(145,685)	$1,896	$2,857	$(53,238)	$44,107	$(10,452)	$935,052	$(48,675)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
(% Unless Noted Otherwise)

Category and Subcategory	Ending Balance at 03/31/2022	Valuation Technique	Unobservable Inputs	Input Value(s)	Weighted Average

Investments in Securities, at Value
Loan Participations and Assignments	$133,698	Discounted Cash Flow	Discount Rate	1.817 - 9.346	5.278
31,347	Indicative Market Quotation	Broker Quote	39.500	—
82,176	Proxy Pricing	Base Price	64.500 - 102.208	97.058
36,254	Recent Transaction	Purchase Price	(0.000) - 100.000	100.000
11,289	Reference Instrument	Yield	5.834	—
30,869	Third Party Vendor	Broker Quote	62.500 - 100.250	98.811
Corporate Bonds & Notes
Banking & Finance	29,548	Proxy Pricing	Base Price	74.120 - 100.000	83.981
Industrials	116,311	Discounted Cash Flow	Discount Rate	9.037	—
33,683	Reference Instrument	Weighted Average	BRL	52.705	—
Non-Agency Mortgage-Backed Securities	36,886	Discounted Cash Flow	Discount Rate	4.800	—
81,096	Proxy Pricing	Base Price	(0.000) - 20,754.120	9,450.464
Asset-Backed Securities	21,435	Discounted Cash Flow	Discount Rate	4.400 - 8.000	6.047
181,492	Proxy Pricing	Base Price	16.750 - 141,637.493	48,596.302
Common Stocks
Communication Services	2,263	Stock Price w/Liquidity Discount	Liquidity Discount	10.000	—
Financials	20,397	Indicative Market Quotation	Broker Quote	30.500	—
Industrials	27,628	Discounted Cash Flow	Discount Rate	11.500 - 18.000	11.500
Real Estate	28	Other Valuation Techniques(5)	—	—	—
Utilities	6,628	Indicative Market Quotation	Broker Quote	$24.250	—
Rights
Financials	667	Other Valuation Techniques(5)	—	—	—
Warrants
Financials	7	Other Valuation Techniques(5)	—	—	—
Information Technology	33,250	Comparable Companies/Discounted Cash Flow	EBITDA Multiple	X	5.590	—
Preferred Securities
Industrials	1,563	Comparable Companies	EBITDA Multiple	X/X	12.200/10.100	—
3,996	Comparable Companies/Discounted Cash Flow	Book Value Multiple/Discount Rate	X/%	0.262/20.183	—
Utilities	12,609	Discounted Cash Flow	Discount Rate	4.043	—
Financial Derivative Instruments - Assets
Over the counter	2,409	Other Valuation Techniques(5)	—	—	—
Financial Derivative Instruments - Liabilities
Over the counter	(299)	Indicative Market Quotation	Broker Quote	(1.876)	—
(2,178)	Other Valuation Techniques(5)	—	—	—

Total	$935,052

(1)

Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2022 may be due to an investment no longer held or categorized as Level 3 at period end.

(3)	Sector type updated from Financials to Materials since prior fiscal year end.
(4)	Sector type moved from Rights to Warrants since prior fiscal year end.
(5)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

Notes to Financial Statements

1. BASIS FOR CONSOLIDATION

PFLEXLS I LLC, CLM 13648 LLC and MLM 13648 LLC (each a “Subsidiary” and, collectively, the “Subsidiaries”), each a Delaware limited liability company, were formed as wholly owned subsidiaries acting as investment vehicles for the PIMCO Flexible Credit Income Fund (the “Fund”) in order to effect certain investments for the Fund consistent with the Fund’s investment objectives and policies in effect from time to time. The Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Fund and the Subsidiaries. Accordingly, the consolidated financial statements include the accounts of the Fund and the Subsidiaries. All inter-company transactions and balances have been eliminated. This structure was established so that certain loans could be held by a separate legal entity from the Fund. See the table below for details regarding the structure and incorporation as of the period end of the Subsidiaries.

Subsidiary	Date of Organization	Subsidiary % of Consolidated Fund Net Assets
PFLEXLS I LLC	12/01/2017	1.2%
CLM 13648 LLC	03/29/2018	0.0%
MLM 13648 LLC	04/03/2018	0.3%

† A zero balance may reflect actual amounts rounding to less than 0.01%.

2. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The price of the Fund’s shares is based on the Fund’s net asset value (“NAV”). The NAV of the Fund, or each of its share classes as applicable, is determined by dividing the total value of portfolio investments and other assets, less any liabilities, attributable to the Fund or class by the total number of shares outstanding of the Fund or class.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Fund reserves the right to either: (i) advance the time as of which the NAV is calculated and, therefore, the time by which purchase orders must be received to receive that day’s NAV or (ii) accept purchase orders until, and calculate its NAV as of, the normally scheduled NYSE Close. The Fund generally does not calculate its NAV on days during which the NYSE is closed. However, if the NYSE is closed on a day it would normally be open for business, the Fund reserves the right to calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day or such other time that the Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Fund's approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO” or the “Manager”) to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using     such data reflecting the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange, quotes obtained from a quotation reporting system, established market makers or pricing services. Swap agreements are valued on the basis of market-based prices supplied by Pricing Services or quotes obtained from brokers and dealers. The Fund's investments in open-end management investment companies, other than exchange-traded funds, are valued at the NAVs of such investments.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Fund’s Board of Trustees (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Fund is not open for business, which may result in the Fund's portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree are valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree are valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Whole loans may be fair valued using inputs that take into account borrower- or loan-level data (e.g., credit risk of the borrower) that is updated periodically throughout the life of each individual loan; any new borrower- or loan-level data received in written reports periodically by the Fund normally will be taken into account in calculating the NAV. The Fund’s whole loan investments, including those originated by the Fund or through an alternative lending platform, generally are fair valued in accordance with procedures approved by the Board.

Notes to Financial Statements (Cont.)

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Fund is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund's next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to PIMCO the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Board. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund's securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated, to the Manager, the responsibility for monitoring significant events that may materially affect the values of the Fund's securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of methods used by Pricing Services (Level 2) to the use of a Broker Quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Services or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Consolidated Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Consolidated Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or pricing services. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, London Interbank Offered Rate forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Manager may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Manager does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities, market indices, and/or other financial instruments, whose pricing information is readily available. Unobservable inputs may include those used in algorithms based on percentage change in the reference instruments and/or weights of each reference instrument. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source or input of the reference instrument.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Comparable Companies model is based on application of valuation multiples from publicly traded comparable companies to the financials of the subject company. Adjustments may be made to the market-derived valuation multiples based on differences between the comparable companies and the subject company. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Securities may be valued based on purchase prices of privately negotiated transactions. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

3. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

Notes to Financial Statements (Cont.)

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Fund's tax positions for all open tax years. As of March 31, 2022, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state, and local tax returns as required. The Fund's tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BCY	Barclays Capital, Inc.	DBL	Deutsche Bank AG London	NOM	Nomura Securities International Inc.
BOA	Bank of America N.A.	FBF	Credit Suisse International	NXN	Natixis New York
BOS	BofA Securities, Inc.	GLM	Goldman Sachs Bank USA	RBC	Royal Bank of Canada
BPS	BNP Paribas S.A.	GST	Goldman Sachs International	RCE	Royal Bank of Canada Europe Limited
BRC	Barclays Bank PLC	IND	Crédit Agricole Corporate and Investment Bank S.A.	RDR	RBC Capital Markets LLC
BYL	Barclays Bank PLC London Branch	JML	JP Morgan Securities Plc	RTA	RBC (Barbados) Trading Bank Corp.
CBK	Citibank N.A.	MBC	HSBC Bank Plc	SBI	Citigroup Global Markets Ltd.
CDC	Natixis Securities Americas LLC	MSB	Morgan Stanley Bank, N.A	SCX	Standard Chartered Bank, London
CEW	Canadian Imperial Bank of Commerce	MYC	Morgan Stanley Capital Services LLC	SOG	Societe Generale Paris
CIB	Canadian Imperial Bank of Commerce	MYI	Morgan Stanley & Co. International PLC	UBS	UBS Securities LLC

Currency Abbreviations:
ARS	Argentine Peso	EUR	Euro	PEN	Peruvian New Sol
BRL	Brazilian Real	GBP	British Pound	PLN	Polish Zloty
CAD	Canadian Dollar	IDR	Indonesian Rupiah	RUB	Russian Ruble
CHF	Swiss Franc	INR	Indian Rupee	USD (or $)	United States Dollar
CNY	Chinese Renminbi (Mainland)	MXN	Mexican Peso	ZAR	South African Rand

Index/Spread Abbreviations:
BADLARPP	Argentina Badlar Floating Rate Notes	LIBOR03M	3 Month USD-LIBOR	US0003M	ICE 3-Month USD LIBOR
BP0003M	3 Month GBP-LIBOR	SOFR	Secured Overnight Financing Rate	WIBOR03M	3 Month Warsaw Inter Bank Offering Rate
EUR003M	3 Month EUR Swap Rate	SONIO	Sterling Overnight Interbank Average Rate

Other Abbreviations:
ABS	Asset-Backed Security	EURIBOR	Euro Interbank Offered Rate	REMIC	Real Estate Mortgage Investment Conduit
CDI	Brazil Interbank Deposit Rate	JIBAR	Johannesburg Interbank Agreed Rate	TBA	To-Be-Announced
CDO	Collateralized Debt Obligation	LIBOR	London Interbank Offered Rate	TBD	To-Be-Determined
CLO	Collateralized Loan Obligation	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TBD%	Interest rate to be determined when loan settles or at the time of funding
DAC	Designated Activity Company	OIS	Overnight Index Swap	TIIE	Tasa de Interés Interbancaria de Equilibrio "Equilibrium Interbank Interest Rate"
EBITDA	Earnings before Interest, Taxes, Depreciation and Amoritization	PIK	Payment-in-Kind